N-4			12 Months Ended
		May 01, 2026 USD ($) Contracts	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prospectus:
Document Type		N-4
Entity Registrant Name		RiverSource Life Insurance Company
Entity Central Index Key		0000727892
Entity Investment Company Type		N-4
Document Period End Date		Apr. 30, 2026
Amendment Flag		false
LVIP American Century Value Fund (Service Class) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	0.86%
Morgan Stanley VIF Discovery Portfolio (Class II Shares) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	1.05%
Nomura VIP Asset Strategy Series (Service Class) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	0.77%
PIMCO VIT All Asset Portfolio (Advisor Class) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	2.23%
PIMCO VIT Global Managed Asset Allocation Portfolio (Advisor Class) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	1.31%
Templeton Global Bond VIP Fund (Class 2) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	0.75%
VanEck VIP Global Gold Fund (Class S Shares) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	1.45%
Lord Abbett Series Fund Short Duration Income Portfolio (Class VC) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	0.72%
LVIP American Century International Fund (Service Class) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	1.10%
LVIP American Century Mid Cap Value Fund (Service Class) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	1.01%
MFS Global Real Estate Portfolio (Service Class) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	1.15%
MFS International Growth Portfolio (Service Class) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	1.13%
MFS Research International Portfolio (Service Class) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	1.15%
MFS Utilities Series (Service Class) Massachusetts Financial Services Company [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	1.03%
Nomura VIP Fund for Income Series (Service Class) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	1.05%
Nomura VIP International Core Equity Series (Service Class) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	1.11%
Putnam VT Sustainable Future Fund (Class IB Shares) [Member]
Variable Option [Line Items]
Current Expenses [Percent]	[1]	1.05%
Dollar Cost Averaging [Member]
Item 10. Benefits Available [Line Items]
Purpose of Benefit [Text Block]		Allows the systematic transfer of a specified dollar amount among the subaccount s
River Source Rava 5 Access Variable Annuity
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
	FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
A positive or negative MVA is assessed if any portion of a
GPA
is
surrendered or transferred more than thirty days before the end of its guarantee period.
You could lose up to
100
% of the amount withdrawn from
a
GPA
as a result of a negative MVA.
For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to
$100,000
of your investment. This loss will be
greater if you also have to pay taxes and tax penalties.
The following transactions when applied to a GPA, which we refer to as
"early surrenders", are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease
it.
Charges and Adjustments – Transaction Expenses – Surender Charge for Fixed Annuity Payout Plans Charges and Adjustments – Adjustments – Market Value Adjustments
Are There Transaction Charges?	No. Other than negative MVAs, we do not assess any transaction charges.
	FEES, EXPENSES, AND ADJUSTMENTS			Location in Statutory Prospectus
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the current fees and expenses that you may pay
each year
, depending on the investment options and optional
benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table and Examples Charges and Adjustments – Annual Contract Expenses Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by size of Contract Value ) (1)	0.96%	0.96%
	Fund options ( Funds fees and expenses) (2)	0.39%	2.32%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.10%	1.00%
(1) As a percentage of average daily
contract value
in the
variable account
. Includes the
Mortality and Expense Fee and contract administrative charge.
(2)
As a percentage of Fund net assets.
(3)
As a percentage of
Contract Value
or the greater of
Contract Value
or applicable
guaranteed benefit amount (varies by optional benefit). The Minimum is a percentage of average daily
Contract value
in the
Variable Account
. The Maximum is a percentage of the
greater of
Contract value
or guaranteed death benefit.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the
Contract
, which could add negative MVAs that
substantially increase costs.

	Lowest Annual Cost: $ 1,234	Highest Annual Cost: $ 2,530
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of
Contract features and Fund fees
and expenses
•
No optional benefits
•
No sales charge
•
No additional purchase payments,
transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•
No sales charge
•
No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Yes.
A positive or negative MVA is assessed if any portion of a
GPA
is
surrendered or transferred more than thirty days before the end of its guarantee period.
You could lose up to
100
% of the amount withdrawn from
a
GPA
as a result of a negative MVA.
For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to
$100,000
of your investment. This loss will be
greater if you also have to pay taxes and tax penalties.
The following transactions when applied to a GPA, which we refer to as
"early surrenders", are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease
it.

Key Information, Contract Adjustments if Amounts are Removed [Text Block]		No. Other than negative MVAs, we do not assess any transaction charges.
Transaction Charges [Text Block]		No. Other than negative MVAs, we do not assess any transaction charges.
Ongoing Fees and Expenses [Table Text Block]
	FEES, EXPENSES, AND ADJUSTMENTS			Location in Statutory Prospectus
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the current fees and expenses that you may pay
each year
, depending on the investment options and optional
benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table and Examples Charges and Adjustments – Annual Contract Expenses Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by size of Contract Value ) (1)	0.96%	0.96%
	Fund options ( Funds fees and expenses) (2)	0.39%	2.32%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.10%	1.00%
(1) As a percentage of average daily
contract value
in the
variable account
. Includes the
Mortality and Expense Fee and contract administrative charge.
(2)
As a percentage of Fund net assets.
(3)
As a percentage of
Contract Value
or the greater of
Contract Value
or applicable
guaranteed benefit amount (varies by optional benefit). The Minimum is a percentage of average daily
Contract value
in the
Variable Account
. The Maximum is a percentage of the
greater of
Contract value
or guaranteed death benefit.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the
Contract
, which could add negative MVAs that
substantially increase costs.

	Lowest Annual Cost: $ 1,234	Highest Annual Cost: $ 2,530
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of
Contract features and Fund fees
and expenses
•
No optional benefits
•
No sales charge
•
No additional purchase payments,
transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•
No sales charge
•
No additional purchase payments,
transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	[2]	0.96%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	[2]	0.96%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	[3]	0.39%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	[3]	2.32%
Optional Benefits Minimum [Percent]	[4]	0.10%
Optional Benefits Maximum [Percent]	[4]	1.00%
Base Contract (N-4) Footnotes [Text Block]		(1) As a percentage of average daily contract value in the variable account . Includes the Mortality and Expense Fee and contract administrative charge.
Optional Benefits Footnotes [Text Block]
(3)
As a percentage of
Contract Value
or the greater of
Contract Value
or applicable
guaranteed benefit amount (varies by optional benefit). The Minimum is a percentage of average daily
Contract value
in the
Variable Account
. The Maximum is a percentage of the
greater of
Contract value
or guaranteed death benefit.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the
Contract
, which could add negative MVAs that
substantially increase costs.

Investment Options Footnotes [Text Block]		(2) As a percentage of Fund net assets.
Lowest Annual Cost [Dollars]		$ 1,234
Highest Annual Cost [Dollars]		$ 2,530
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.	Principal Risks of Investing in the Contract
	RISKS	Location in Statutory Prospectus
Is this a Short-Term Investment?
No.
•
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•
Surrenders may also be subject to taxes and tax penalties.
•
Surrenders from a
GPA
prior to 30 days before the end of the guarantee
period may also result in a negative MVA. During the 30-day period ending on the last day of the guarantee period, you may choose to start a new guarantee period of the same length, transfer the contract value from the current
GPA
to any of the investment options available under
the
Contract
, apply the contract value to an annuity payout plan, or
surrender the value from the current
GPA
(all subject to applicable
surrender, transfer, and annuitization provisions).
If we do not receive
any instructions by the end of the guarantee period, we will automatically transfer the contract value from the current
GPA
into the shortest
GPA
term available.
•
The benefits of tax deferral and long-term income mean the contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks of Investing in the Contract Charges and Adjustments – Adjustments – Market Value Adjustments
What Are the Risks Associated with the Investment Options?
•
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•
Each investment option (including under the
GPAs
and any
Fixed Account
investment options) has its own unique risks.
•
You should review the investment options before making any investment decisions.
Principal Risks of Investing in the Contract The Variable Account and the Funds The “Nonunitized” Separate Account and Guarantee Period Accounts (GPAs) The Fixed Account
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. Any obligations (including under the
Fixed Account
) or guarantees and benefits
of the Contract that exceed the assets of the
Separate Account
are subject
to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life, including our financial strength ratings, is available by contacting us at
1-800-862-7919
.
Principal Risks of Investing in the Contract The General Account

Investment Restrictions [Text Block]
Yes.
•
Subject to certain restrictions, you may transfer your
Contract value
among the
subaccount
s without charge at any time before the
annuitization start date
, and once per
contract year
after the
annuitization start date
.
•
Certain transfers out of the
GPAs
will be subject to an
MVA
.
•
GPAs
(available for applications dated prior to 12/5/2022) are subject to certain restrictions
•
We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•
We reserve the right to add, remove or substitute
Funds
as investment
options. We also reserve the right, upon notification to you, to close or restrict any
Funds
.

Key Information, Benefit Restrictions [Text Block]
Yes.
•
Certain optional benefits limit or restrict the investment options you may select under the Contract. If you later decide you do not want to invest in those approved investment options, you must request a full surrender.
•
We may stop offering an optional benefit at any time for new sales.

Tax Implications [Text Block]
•
Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Contract.
•
If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•
Earnings under your contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.

Investment Professional Compensation [Text Block]
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.

Exchanges [Text Block]
If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both
Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table and Examples
The following tables describe the fees
,
expenses
and adjustments
that you will pay when buying, owning,
surrendering, or making withdrawals from
an investment option or from the Contract.
Please refer to your Contract
Data
page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract.
State premium taxes also may be deducted.
Transaction Expenses
Surrender Charge for Fixed Annuity Payout Plans
(As a percentage of the present value of the remaining guaranteed payouts.)

Number of Completed Years Since Annuitization*	Surrender charge percentage
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*
We do not permit surrenders in the first year after annuitization.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of contract
value is removed from an investment option before the expiration of a specified period.
Adjustments

MVA Maximum Potential Loss (as a percentage of amount withdrawn from a GPA) (1)	100%
(1)
The following transactions when applied to a GPA, which we refer to as "early surrenders", are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
The next table describes the fees and expenses that you will pay each year
during the time that you own the
contract (not including
Funds
fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual
Contract
Expenses
Administrative Expenses

(assessed annually and upon full surrender)

Annual contract administrative charge*	Maximum: $ 50	Current: $ 50
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $ 20	Current: $ 0
*
Upon full surrender of the
contract
, we will assess this charge even if your
contract value
equals or exceeds $50,000.
Base
Contract
Expenses
(1)
(As a percentage of average daily
contract value
in the
variable account
)

Standard Death Benefit	Maximum/Current: 0.95%
(1)
Base
Contract
Expenses are called Mortality and Expense Risk Fees in the
Contract
and elsewhere in this prospectus.
Optional Benefit Expenses
Optional Death Benefits
You may select one of the following optional death benefit
rider
s for an additional fee.

ROPP Death Benefit	Maximum/Current: 0.35%
MAV Death Benefit	Maximum/Current: 0.25%
5-year MAV Death Benefit	Maximum/Current: 0.10%
If you choose one of the above optional death benefits, we will add the rider
fee to your mortality and expense risk fee.

Benefit Protector Death Benefit rider fee	Maximum: 0.25%	Current: 0.25%
(As a percentage of
contract value
charged annually on the contract anniversary.)

Enhanced Legacy SM Benefit fee	Maximum: 1.75%	Current*: 1.00%
(Charged annually on the contract anniversary. Prior to age 86, the charge is calculated by multiplying the annual rider
fee by the greater of the ROPP
value, Accumulation Death Benefit (ADB) value (after any increase is added) or MAV or the contract value
. On or following age 86, the charge is
calculated by multiplying the annual
rider
fee by the greater of the ROPP value, ADB value (after any increase is added) or MAV.)
*For contracts with application dates before 10/16/2023, the Current fee is 0.95%.
The next table shows the minimum and maximum total operating expenses charged by the funds
 that you may pay
periodically during the time that you own the
contract
. Expenses shown may change over time and may be higher or
lower in the future. A complete list of
funds
 available under the
contract
, including their annual expenses, may be
found in Appendix A.
Annual
Fund
Expenses
(1)

Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.39	2.32
(1)
Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and
contract
owner
services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The
Variable Account
and the
Funds
” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares.
Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select
Subaccount
s investing in
Funds
that have
adopted 12b-1 plans than if you select
Subaccount
s investing in
Funds
that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.

Transaction Expenses [Table Text Block]
Transaction Expenses
Surrender Charge for Fixed Annuity Payout Plans
(As a percentage of the present value of the remaining guaranteed payouts.)

Number of Completed Years Since Annuitization*	Surrender charge percentage
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*
We do not permit surrenders in the first year after annuitization.

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]		5.00%
Deferred Sales Load, Footnotes [Text Block]		We do not permit surrenders in the first year after annuitization.
Transactions Subject to Contract Adjustment, Fee Table [Text Block]
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of contract
value is removed from an investment option before the expiration of a specified period.
Adjustments

MVA Maximum Potential Loss (as a percentage of amount withdrawn from a GPA) (1)	100%
(1)
The following transactions when applied to a GPA, which we refer to as "early surrenders", are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.

Annual Contract Expenses [Table Text Block]
Annual
Contract
Expenses
Administrative Expenses

(assessed annually and upon full surrender)

Annual contract administrative charge*	Maximum: $ 50	Current: $ 50
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $ 20	Current: $ 0
*
Upon full surrender of the
contract
, we will assess this charge even if your
contract value
equals or exceeds $50,000.

Administrative Expense, Maximum [Dollars]		$ 50
Administrative Expense, Current [Dollars]		$ 50
Administrative Expense, Footnotes [Text Block]		Upon full surrender of the contract , we will assess this charge even if your contract value equals or exceeds $50,000.
Base Contract Expense (of Average Account Value), Maximum [Percent]	[5]	0.95%
Base Contract Expense, Footnotes [Text Block]		Base Contract Expenses are called Mortality and Expense Risk Fees in the Contract and elsewhere in this prospectus.
Annual Portfolio Company Expenses [Table Text Block]
Annual
Fund
Expenses
(1)

Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.39	2.32
(1)
Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and
contract
owner
services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The
Variable Account
and the
Funds
” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares.
Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select
Subaccount
s investing in
Funds
that have
adopted 12b-1 plans than if you select
Subaccount
s investing in
Funds
that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.

Portfolio Company Expenses Minimum [Percent]	[6]	0.39%
Portfolio Company Expenses Maximum [Percent]	[6]	2.32%
Portfolio Company Expenses, Footnotes [Text Block]
Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and
contract
owner
services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The
Variable Account
and the
Funds
” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares.
Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select
Subaccount
s investing in
Funds
that have
adopted 12b-1 plans than if you select
Subaccount
s investing in
Funds
that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.

Surrender Example [Table Text Block]
Examples
These examples are intended to help you compare the cost of investing in the contract
.
These costs include
Transaction Expenses, Annual
Contract
Expenses
, and Annual Fund expenses.
The examples assume all contract value is allocated to the subaccounts. The examples do not reflect the MVA that only applies to GPAs. Your costs could differ from those shown below if you invest in the
GPAs
or fixed account
investment options.
These examples assume that you invest $100,000 in the
contract
for the time periods indicated. These examples
also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual
Contract
Expenses reflecting the maximum charges, Annual Fund Expenses
and
optional benefits available. The “Minimum” example further assumes the least expensive combination of Annual
Contract
Expenses reflecting the current charges, Annual Fund Expenses and that no optional benefits are selected.
Although your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses.
These examples assume that you select optional
Enhanced Legacy
Benefit.
Although your actual
costs may be higher or lower, based on these assumptions your costs would be:

If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 3,068	$ 9,284	$ 15,750	$ 33,068	$ 3,018	$ 9,234	$ 15,700	$ 33,018
Minimum Expenses.
These examples
assume that you have the Standard Death Benefit and do not select any optional benefits.
Although your actual costs may be higher, based on these assumptions your costs would be:

If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 1,424	$ 4,322	$ 7,434	$ 16,258	$ 1,374	$ 4,272	$ 7,384	$ 16,208
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF
PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON
WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE
CONTRACT
VALUE
TO ANY OTHER AVAILABLE
SUBACCOUNT
S.

Surrender Expense, 1 Year, Maximum [Dollars]		$ 3,068
Surrender Expense, 1 Year, Minimum [Dollars]		1,424
Surrender Expense, 3 Years, Maximum [Dollars]		9,284
Surrender Expense, 3 Years, Minimum [Dollars]		4,322
Surrender Expense, 5 Years, Maximum [Dollars]		15,750
Surrender Expense, 5 Years, Minimum [Dollars]		7,434
Surrender Expense, 10 Years, Maximum [Dollars]		33,068
Surrender Expense, 10 Years, Minimum [Dollars]		$ 16,258
Annuitize Example [Table Text Block]
Examples
These examples are intended to help you compare the cost of investing in the contract
.
These costs include
Transaction Expenses, Annual
Contract
Expenses
, and Annual Fund expenses.
The examples assume all contract value is allocated to the subaccounts. The examples do not reflect the MVA that only applies to GPAs. Your costs could differ from those shown below if you invest in the
GPAs
or fixed account
investment options.
These examples assume that you invest $100,000 in the
contract
for the time periods indicated. These examples
also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual
Contract
Expenses reflecting the maximum charges, Annual Fund Expenses
and
optional benefits available. The “Minimum” example further assumes the least expensive combination of Annual
Contract
Expenses reflecting the current charges, Annual Fund Expenses and that no optional benefits are selected.
Although your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses.
These examples assume that you select optional
Enhanced Legacy
Benefit.
Although your actual
costs may be higher or lower, based on these assumptions your costs would be:

If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 3,068	$ 9,284	$ 15,750	$ 33,068	$ 3,018	$ 9,234	$ 15,700	$ 33,018
Minimum Expenses.
These examples
assume that you have the Standard Death Benefit and do not select any optional benefits.
Although your actual costs may be higher, based on these assumptions your costs would be:

If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 1,424	$ 4,322	$ 7,434	$ 16,258	$ 1,374	$ 4,272	$ 7,384	$ 16,208
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF
PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON
WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE
CONTRACT
VALUE
TO ANY OTHER AVAILABLE
SUBACCOUNT
S.

Annuitized Expense, 1 Year, Maximum [Dollars]		$ 3,018
Annuitized Expense, 1 Year, Minimum [Dollars]		1,374
Annuitized Expense, 3 Years, Maximum [Dollars]		9,234
Annuitized Expense, 3 Years, Minimum [Dollars]		4,272
Annuitized Expense, 5 Years, Maximum [Dollars]		15,700
Annuitized Expense, 5 Years, Minimum [Dollars]		7,384
Annuitized Expense, 10 Years, Maximum [Dollars]		33,018
Annuitized Expense, 10 Years, Minimum [Dollars]		$ 16,208
No Surrender Example [Table Text Block]
Examples
These examples are intended to help you compare the cost of investing in the contract
.
These costs include
Transaction Expenses, Annual
Contract
Expenses
, and Annual Fund expenses.
The examples assume all contract value is allocated to the subaccounts. The examples do not reflect the MVA that only applies to GPAs. Your costs could differ from those shown below if you invest in the
GPAs
or fixed account
investment options.
These examples assume that you invest $100,000 in the
contract
for the time periods indicated. These examples
also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual
Contract
Expenses reflecting the maximum charges, Annual Fund Expenses
and
optional benefits available. The “Minimum” example further assumes the least expensive combination of Annual
Contract
Expenses reflecting the current charges, Annual Fund Expenses and that no optional benefits are selected.
Although your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses.
These examples assume that you select optional
Enhanced Legacy
Benefit.
Although your actual
costs may be higher or lower, based on these assumptions your costs would be:

If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 3,068	$ 9,284	$ 15,750	$ 33,068	$ 3,018	$ 9,234	$ 15,700	$ 33,018
Minimum Expenses.
These examples
assume that you have the Standard Death Benefit and do not select any optional benefits.
Although your actual costs may be higher, based on these assumptions your costs would be:

If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 1,424	$ 4,322	$ 7,434	$ 16,258	$ 1,374	$ 4,272	$ 7,384	$ 16,208
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF
PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON
WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE
CONTRACT
VALUE
TO ANY OTHER AVAILABLE
SUBACCOUNT
S.

No Surrender Expense, 1 Year, Maximum [Dollars]		$ 3,018
No Surrender Expense, 3 Years, Maximum [Dollars]		9,234
No Surrender Expense, 5 Years, Maximum [Dollars]		15,700
No Surrender Expense, 10 Years, Maximum [Dollars]		$ 33,018
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the
Contract
Risk of Loss.
Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk.
This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income
mean that this contract is
more beneficial to investors with a long-term investment horizon.
Withdrawal Risk.
You should carefully consider the risks associated with withdrawals under the contract.
If you make a
withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax.
A positive or
negative MVA is assessed if any portion of a Guarantee Period Account is surrendered or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of your investment in a GPA as a result of a negative MVA.
A withdrawal may reduce the value of your standard and optional benefits. A total withdrawal (surrender)
will result in the termination of your contract.
Subaccount Risk.
Amounts that you invest in the subaccounts are subject to the risk of poor investment performance.
You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount.
You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
For risks associated with
any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below.
GPA Risk.
Each GPA pays an interest rate declared by us when you make an allocation to that account and is fixed for the guarantee period you choose. We will periodically change the declared interest rate for future allocations to these accounts at our discretion based, in part, on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource
Life annuities, product design, competition, and RiverSource Life's revenues and expenses.
We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPA prior to 30 days before the end of the guarantee period. At all other times, and unless an exception applies, we will apply a MVA if you surrender or transfer contract value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. The MVA may be negative, positive or result in no change depending on how the guaranteed interest rate on your GPA compares to the new interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. You bear the risk of loss of principal due to a negative MVA. Partial surrenders will reduce certain death benefits proportionally based on the percentage of contract value that is withdrawn and if you request a partial surrender from the GPAs that will give you the net amount you requested after we apply any applicable MVA, a negative MVA will increase the impact of the partial surrender on the value of the death benefit.
Selection Risk.
The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit
and if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
Investment Restrictions Risk.
Certain optional benefits limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Managed Volatility Fund Risk.
The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like
death
benefits, because they reduce the incidence of extreme
outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. If you elect certain optional benefits under the contract, we require you to invest in these funds, which may limit your ability to increase your benefit. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Purchase Payment Risk.
Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit or restrict purchase payments in certain contract years or based on age, and in conjunction with certain optional
death
benefit riders with advance notice. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
Contract Changes Risk.
We reserve the right to make certain changes in the future, subject to applicable law. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion.
Financial Strength and Claims-Paying Ability Risk.
All guarantees under the contract that are paid from our general account
(including under any Fixed Account option)
are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Cybersecurity Risk.
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•
the corruption or destruction of data;
•
theft, misuse or dissemination of data to the public, including your information we hold; and
•
denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
Potential Adverse Tax Consequences.
Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.

Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]		100.00%
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the approved investment options, if the
Enhanced
Legac
y Benefit is elected, 2) in accordance with your investment instructions to us if the
Enhanced Legac
y Benefit is not
elected.

Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
Adjustments
Market Value Adjustments

We guarantee the
contract
value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders
from the GPAs prior to 30 days before the end of the guarantee period.
At all other times, and unless one of
the exceptions described below applies, we will apply an MVA if you make certain transactions while you have contract
value invested in a GPA.
The following transactions when applied to a GPA, which we refer to as "early surrenders", are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit.
An MVA may increase the death benefit but will not decrease it.

No MVA will apply to amounts deducted for fees and charges.
The application of an MVA may result in either a gain or loss. You could lose up to
100
% of the amount
surrendered
as
a result of a negative MVA.
Under certain death benefits, the value of the death benefit is reduced proportionally when you take a partial
surrender
based on the percentage of
contract
value that is withdrawn. If you request a partial
surrender
from the GPAs that will give you the net amount you requested after we apply any applicable MVA
, the MVA
could increase or decrease the percentage of
contract
value that is withdrawn.
In these circumstances, a negative MVA
would increase the impact of a partial
surrender
on the value of the death benefit.
When you request an early
surrender
, we adjust the early
surrender
amount by an MVA formula. The MVA is sensitive to
changes in current interest rates. The MVA, which can be zero, positive or negative, reflects the relationship between the guaranteed interest rate that applies to the GPA from which you are taking an early surrender
and the interest rate
we are then currently crediting on new GPAs that mature at the same time. The magnitude of any applicable MVA will depend on the difference in these current guaranteed interest rates at the time of the early surrender
corresponding to
the time remaining in your guarantee period and your guaranteed interest rate.
If interest rates have increased, the MVA
will generally be negative and the early
surrender
amount will be less; if interest rates have decreased, the MVA will generally be positive and the early
surrender
amount will be increased. This is summarized in the following table:

If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive

The precise MVA formula we apply is as follows:

Early surrender amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered .
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).
Other
charges applicable to your contract
and optional benefit riders you have elected
may also apply to an early
surrender
. As noted above, we do not apply MVAs to the amounts we deduct for fees and charges
. Please note that
when you request an early
surrender
, we
surrender
an amount from your GPA that will give you the net amount you requested after we apply the MVA
,
unless you request otherwise.
Contact our Service Center at the number listed on the cover page of this prospectus for a quote of the impact an early surrender
would have on your
contract
value.
Values fluctuate daily and the actual MVA applied at the time an early surrender
is processed may be more or less than the values quoted at the time of your call.
Additional information
about MVAs, including MVA examples, is located in the Statement of Additional Information (“SAI”).
The MVA is intended to protect us from losses on the investments we hold to support our guaranteed interest rates when we must pay out amounts that are removed from the GPAs early.

Contract Adjustment, Maximum Potential Loss [Percent]	[7]	100.00%
Contract Adjustment, Applicable Period [Text Block]
We guarantee the
contract
value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders
from the GPAs prior to 30 days before the end of the guarantee period.

Contract Adjustment, Applicable Transaction [Text Block]
We guarantee the
contract
value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders
from the GPAs prior to 30 days before the end of the guarantee period.
At all other times, and unless one of
the exceptions described below applies, we will apply an MVA if you make certain transactions while you have contract
value invested in a GPA.

Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]		The application of an MVA may result in either a gain or loss. You could lose up to 100 % of the amount surrendered as a result of a negative MVA.
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]
When you request an early
surrender
, we adjust the early
surrender
amount by an MVA formula. The MVA is sensitive to
changes in current interest rates. The MVA, which can be zero, positive or negative, reflects the relationship between the guaranteed interest rate that applies to the GPA from which you are taking an early surrender
and the interest rate
we are then currently crediting on new GPAs that mature at the same time. The magnitude of any applicable MVA will depend on the difference in these current guaranteed interest rates at the time of the early surrender
corresponding to
the time remaining in your guarantee period and your guaranteed interest rate.

Contract Adjustment, Relationship to Other Charges [Text Block]
If interest rates have increased, the MVA
will generally be negative and the early
surrender
amount will be less; if interest rates have decreased, the MVA will generally be positive and the early
surrender
amount will be increased. This is summarized in the following table:

If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
The precise MVA formula we apply is as follows:

Early surrender amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered .
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).

Contract Adjustment, Purpose [Text Block]
Other
charges applicable to your contract
and optional benefit riders you have elected
may also apply to an early
surrender
. As noted above, we do not apply MVAs to the amounts we deduct for fees and charges
. Please note that
when you request an early
surrender
, we
surrender
an amount from your GPA that will give you the net amount you requested after we apply the MVA
,
unless you request otherwise.
Contact our Service Center at the number listed on the cover page of this prospectus for a quote of the impact an early surrender
would have on your
contract
value.
Values fluctuate daily and the actual MVA applied at the time an early surrender
is processed may be more or less than the values quoted at the time of your call.
Additional information
about MVAs, including MVA examples, is located in the Statement of Additional Information (“SAI”).
The MVA is intended to protect us from losses on the investments we hold to support our guaranteed interest rates when we must pay out amounts that are removed from the GPAs early.

Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]		Contact our Service Center at the number listed on the cover page of this prospectus for a quote of the impact an early surrender would have on your contract value.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]		Values fluctuate daily and the actual MVA applied at the time an early surrender is processed may be more or less than the values quoted at the time of your call.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the
Contract
The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccount s	N/A	N/A	• Transfers not available to or from the GPAs
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccount s	N/A	N/A
•
Must be funded with a purchase
payment, not transferred
contract
value
•
Only 6-month and 12-month options
are available
•
Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment
•
You may not use the
GPA
account or
the Special DCA
fixed account
as a
destination for the Special DCA
monthly transfer.

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•
You must have $2,000 in
Contract
Value
to participate.
•
We require 30 days notice for you to
change or cancel the program
•
You can request rebalancing to be
done either quarterly, semiannually
or annually

Income Guide (no longer available for new enrollments effective July 1, 2026)	Provides withdrawal monitoring and reporting to help you monitor your withdrawals with the goal of taking withdrawals over your lifetime	N/A	N/A
•
Contract
owner
s must be at least
age 50 and no older than age 85
•
Available only if the servicing
broker-dealer on your contract is
Ameriprise Financial Services, LLC
•
Not available if you are making
substantially equal withdrawals
•
Not available if you have more than
one systematic withdrawal program
in place
•
Systematic withdrawals must be set
up according to the all the terms of
Income Guide
•
Your contract cannot have any loans

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A	• Additional systematic payments are not allowed with automated partial surrenders • May result in income taxes and penalty on all or a portion of the amounts surrendered
Standard Death Benefit (For applications dated prior to	Provides a guaranteed death benefit equal to the greater of the Return of Purchase	N/A	N/A	• Annuitizing the Contract terminates the benefit. • Withdrawals will proportionately reduce the benefit, which means
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
12/5/2022, available for contract owner s age 79 and younger. For applications dated on or after 12/5/2022, available for contract owner s age 80 and younger.)	Payment Value (ROPP), Contract Value after any rider charges have been deducted, or the Full Surrender Value			your benefit could be reduced by more than the dollar amount of your withdrawals, and such reductions could be significant
Standard Death
Benefit
(For
applications
dated prior to
12/5/2022,
available for
contract
owner
s
age 80 and older.
For applications
dated on or after
12/5/2022,
available for
contract
owner
s
age 81 and
older.)
	Provides a guaranteed death benefit equal to the greater of the Contract Value after any rider charges have been deducted, or the Full Surrender Value	N/A	N/A	• Annuitizing the Contract terminates the benefit.
Optional Benefits
ROPP Death Benefit	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP), Contract Value after any rider charges have been deducted, or the Full Surrender Value	0.35 % of average daily contract value in the variable account	0.35%
•
For contracts with applications
dated on or after 12/5/2022,
available if any
owner
is age 81 and
older
•
For contracts with applications
dated prior to 12/5/2022, available
if any
owner
is age 80 and older
•
Must be elected at contract issue
•
Not available with
Enhanced Legacy
Benefit
•
Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•
Annuitizing the Contract terminates
the benefit

MAV Death Benefit	Increases the guaranteed death benefit to the highest anniversary contract value , adjusted for any partial surrenders	0.25 % of average daily contract value in the variable account	0.25%
•
Available to
owner
s age 79 and
younger
•
Must be elected at contract issue
•
Not available with
Enhanced Legacy
Benefit
•
No longer eligible to increase on
any contract anniversary on/after
your 81st birthday.
•
Withdrawals will proportionately

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals. Such reductions could be significant. • Annuitizing the Contract terminates the benefit
5-year MAV Death Benefit	Increases the guaranteed death benefit to the highest 5th anniversary contract value , adjusted for any partial surrenders	0.10 % of average daily contract value in the variable account	0.10%
•
Available to
owner
s age 75 and
younger
•
Must be elected at contract issue
•
Not available with
Enhanced Legacy
Benefit
•
No longer eligible to increase on
any contract anniversary on/after
your 81st birthday
•
Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•
Annuitizing the Contract terminates
the benefit

Benefit Protector Death Benefit	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes	0.25 % of contract value	0.25%
•
Available to
owner
s age 75 and
younger
•
Must be elected at contract issue
•
Only available if elected with
Standard death benefit (for owners
age 79 or younger), MAV or 5-year
MAV
•
For contract
owner
s under age 70
at issue, the benefit is 40% of
earnings
•
For contract
owner
s age 70 and
older at issue with application dates
on or after 10/16/2023, the
benefit is 25% of earnings
•
For contract
owner
s age 70 and
older at issue with application dates
prior to 10/16/2023, the benefit is
15% of earnings
•
Annuitizing the Contract terminates
the benefit

Enhanced Legacy SM Benefit
Increases the
guaranteed death
benefit to the greater
of the MAV (i.e. the
highest anniversary
contract value
) and
ADB value (i.e
purchase payments
compounded at 5%),
adjusted for any partial
surrenders
		1.75 % of the greater of contract value and guaranteed death benefit (On or after age 86, 1.75% of guaranteed death benefit).	For application dates on or after 10/16/2023 : 1.00 % For application dates prior to 10/16/2023: 0.95%
•
Available to
owner
s age 75 and
younger
•
Must be elected at contract issue
•
Not available with any other death
benefit
rider
•
Subject to Investment Allocation
restrictions
•
No longer eligible to increase on
any contract anniversary following
your 81st (for ADB value) or 86
th

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations

(for MAV) birthday
•
Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•
Annuitizing the Contract terminates
the benefit

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccount s	N/A	N/A	• Transfers not available to or from the GPAs
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccount s	N/A	N/A
•
Must be funded with a purchase
payment, not transferred
contract
value
•
Only 6-month and 12-month options
are available
•
Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment
•
You may not use the
GPA
account or
the Special DCA
fixed account
as a
destination for the Special DCA
monthly transfer.

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•
You must have $2,000 in
Contract
Value
to participate.
•
We require 30 days notice for you to
change or cancel the program
•
You can request rebalancing to be
done either quarterly, semiannually
or annually

Income Guide (no longer available for new enrollments effective July 1, 2026)	Provides withdrawal monitoring and reporting to help you monitor your withdrawals with the goal of taking withdrawals over your lifetime	N/A	N/A
•
Contract
owner
s must be at least
age 50 and no older than age 85
•
Available only if the servicing
broker-dealer on your contract is
Ameriprise Financial Services, LLC
•
Not available if you are making
substantially equal withdrawals
•
Not available if you have more than
one systematic withdrawal program
in place
•
Systematic withdrawals must be set
up according to the all the terms of
Income Guide
•
Your contract cannot have any loans

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A	• Additional systematic payments are not allowed with automated partial surrenders • May result in income taxes and penalty on all or a portion of the amounts surrendered
Standard Death Benefit (For applications dated prior to	Provides a guaranteed death benefit equal to the greater of the Return of Purchase	N/A	N/A	• Annuitizing the Contract terminates the benefit. • Withdrawals will proportionately reduce the benefit, which means
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
12/5/2022, available for contract owner s age 79 and younger. For applications dated on or after 12/5/2022, available for contract owner s age 80 and younger.)	Payment Value (ROPP), Contract Value after any rider charges have been deducted, or the Full Surrender Value			your benefit could be reduced by more than the dollar amount of your withdrawals, and such reductions could be significant
Standard Death
Benefit
(For
applications
dated prior to
12/5/2022,
available for
contract
owner
s
age 80 and older.
For applications
dated on or after
12/5/2022,
available for
contract
owner
s
age 81 and
older.)
	Provides a guaranteed death benefit equal to the greater of the Contract Value after any rider charges have been deducted, or the Full Surrender Value	N/A	N/A	• Annuitizing the Contract terminates the benefit.
Optional Benefits
ROPP Death Benefit	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP), Contract Value after any rider charges have been deducted, or the Full Surrender Value	0.35 % of average daily contract value in the variable account	0.35%
•
For contracts with applications
dated on or after 12/5/2022,
available if any
owner
is age 81 and
older
•
For contracts with applications
dated prior to 12/5/2022, available
if any
owner
is age 80 and older
•
Must be elected at contract issue
•
Not available with
Enhanced Legacy
Benefit
•
Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•
Annuitizing the Contract terminates
the benefit

MAV Death Benefit	Increases the guaranteed death benefit to the highest anniversary contract value , adjusted for any partial surrenders	0.25 % of average daily contract value in the variable account	0.25%
•
Available to
owner
s age 79 and
younger
•
Must be elected at contract issue
•
Not available with
Enhanced Legacy
Benefit
•
No longer eligible to increase on
any contract anniversary on/after
your 81st birthday.
•
Withdrawals will proportionately

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals. Such reductions could be significant. • Annuitizing the Contract terminates the benefit
5-year MAV Death Benefit	Increases the guaranteed death benefit to the highest 5th anniversary contract value , adjusted for any partial surrenders	0.10 % of average daily contract value in the variable account	0.10%
•
Available to
owner
s age 75 and
younger
•
Must be elected at contract issue
•
Not available with
Enhanced Legacy
Benefit
•
No longer eligible to increase on
any contract anniversary on/after
your 81st birthday
•
Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•
Annuitizing the Contract terminates
the benefit

Benefit Protector Death Benefit	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes	0.25 % of contract value	0.25%
•
Available to
owner
s age 75 and
younger
•
Must be elected at contract issue
•
Only available if elected with
Standard death benefit (for owners
age 79 or younger), MAV or 5-year
MAV
•
For contract
owner
s under age 70
at issue, the benefit is 40% of
earnings
•
For contract
owner
s age 70 and
older at issue with application dates
on or after 10/16/2023, the
benefit is 25% of earnings
•
For contract
owner
s age 70 and
older at issue with application dates
prior to 10/16/2023, the benefit is
15% of earnings
•
Annuitizing the Contract terminates
the benefit

Enhanced Legacy SM Benefit
Increases the
guaranteed death
benefit to the greater
of the MAV (i.e. the
highest anniversary
contract value
) and
ADB value (i.e
purchase payments
compounded at 5%),
adjusted for any partial
surrenders
		1.75 % of the greater of contract value and guaranteed death benefit (On or after age 86, 1.75% of guaranteed death benefit).	For application dates on or after 10/16/2023 : 1.00 % For application dates prior to 10/16/2023: 0.95%
•
Available to
owner
s age 75 and
younger
•
Must be elected at contract issue
•
Not available with any other death
benefit
rider
•
Subject to Investment Allocation
restrictions
•
No longer eligible to increase on
any contract anniversary following
your 81st (for ADB value) or 86
th

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations

(for MAV) birthday
•
Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•
Annuitizing the Contract terminates
the benefit

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix
A
: Investment Options Available Under the
Contract
The following is a list of
funds
available under the
contract
. More information about the
funds
is available in the
prospectuses for the
funds
, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to
riversource.annuityservice@ampf.com
.
Depending on the optional benefits you choose, you may not be able to invest in certain
funds
.
See table below "
Funds
Available Under the Enhanced Legacy Benefit."
The current expenses and performance information below reflects fee and expenses of the funds
, but do not reflect the
other fees and expenses that your
contract
may charge. Expenses would be higher and performance would be lower if these other charges were included. Each
fund’s
past performance is not necessarily an indication of future
performance.

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025 )
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B) 1,2 AllianceBernstein L.P.	1.10% 3	13.21%	4.74%	5.25%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%
Seeks long-term growth of capital.	AB VPS Relative Value Portfolio (Class B) 4 AllianceBernstein L.P.	0.85% 3	10.20%	11.15%	10.30%
Seeks long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B) 4 AllianceBernstein L.P.	1.20% 3	6.02%	3.02%	9.80%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund (Class 2) 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.00% 3	6.71%	8.94%	11.85%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund (Class 2) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.16%	9.25%	(0.96%)	9.94%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Seeks long-term growth of capital.	BlackRock Advantage SMID Cap V.I. Fund (Class III) 4 BlackRock Advisors, LLC	0.80% 3	10.87%	6.77%	10.85%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) 5 BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, subadvisers.	1.01% 3	19.42%	5.51%	7.33%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares) 4 BNY Mellon Investment Adviser, Inc., adviser; Newton Investment Management Limited, subadviser.	0.91%	15.67%	11.65%	13.27%
Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class F) 4 Calvert Research and Management	0.90%	11.68%	8.43%	9.51%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn Fund Columbia Management Investment Advisers, LLC	0.86% 3	4.47%	1.02%	8.66%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn International Fund Columbia Management Investment Advisers, LLC	1.01% 3	12.76%	(1.00%)	4.31%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.96% 3	13.75%	8.45%	9.48%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.84% 3	13.91%	8.59%	9.59%
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98% 3	15.30%	12.44%	6.46%
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95% 3	17.35%	13.89%	14.03%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Cornerstone Equity Fund (Class 2) (previously Columbia Variable Portfolio - Select Large Cap Equity Fund (Class 2)) 4 Columbia Management Investment Advisers, LLC	0.92%	13.96%	13.30%	-
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Cornerstone Growth Fund (Class 2) (previously Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.96%	15.85%	13.75%	15.69%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	14.35%	13.87%	13.31%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.90% 3	15.56%	11.60%	10.15%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%	12.65%	1.47%	4.03%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34% 3	30.87%	(1.37%)	7.00%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.59% 3	3.71%	2.79%	1.72%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89% 3	8.49%	3.93%	5.51%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89% 3	8.43%	3.60%	5.17%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.78%	8.84%	(0.68%)	2.52%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.50% 3	17.25%	13.84%	14.21%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.38% 3	17.43%	13.98%	14.35%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.72% 3	5.98%	(5.48%)	1.31%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.05%	37.96%	8.92%	7.55%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Select Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Corporate Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.72% 3	7.55%	1.20%	1.94%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%	27.97%	13.32%	12.30%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08% 3	14.86%	7.26%	11.89%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08% 3	13.87%	10.90%	10.17%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.66% 3	6.00%	1.90%	2.94%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10% 3	6.30%	8.66%	7.97%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2) 4 Columbia Management Investment Advisers, LLC	1.18% 3	34.37%	18.42%	22.70%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Small Cap Value Discovery Fund (Class 2) (previously Columbia Variable Portfolio - Small Cap Value Fund (Class 2)) 4 Columbia Management Investment Advisers, LLC	1.16% 3	14.66%	12.19%	11.20%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95% 3	6.88%	1.87%	3.99%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70%	8.83%	(0.32%)	1.65%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP ® - BlackRock Global Inflation-Linked Securities Fund (Class 2) (previously CTIVP ® - BlackRock Global Inflation-Protected Securities Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.87% 3	3.84%	(1.74%)	1.71%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP ® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.09%	2.11%	6.36%	5.44%
Seeks to provide shareholders with a high level of current income.	CTIVP ® - Fidelity Institutional AM ® Total Bond Fund (Class 2) (previously CTIVP ® - American Century Diversified Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; FIAM LLC, subadviser; FMR Investment Management (UK) Limited, sub-subadviser.	0.74%	7.24%	(0.57%)	2.08%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Principal Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.95%	13.49%	10.20%	14.38%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP ® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.94%	12.12%	10.15%	9.64%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP ® - TCW Total Return Bond Fund (Class 2) (previously CTIVP ® - TCW Core Plus Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.75%	7.31%	(0.78%)	1.79%
Seeks to provide shareholders with long-term growth of capital.	CTIVP ® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.07%	2.00%	9.37%	10.43%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Wellington Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.	0.86% 3	19.61%	10.97%	10.43%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.08% 3	10.12%	6.89%	11.90%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Westfield Select Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.94%	16.98%	1.78%	13.02%
Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.	CVT EAFE International Index Portfolio (Class F) 4 Calvert Research and Management	0.68% 3	30.64%	8.31%	7.63%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio (Class F) 4 Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.74% 3	20.10%	14.45%	18.79%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 ® Index.	CVT Russell 2000 ® Small Cap Index Portfolio (Class F) 4 Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.60% 3	12.23%	5.62%	9.08%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP (Class B) 5 DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadviser.	1.31%	10.03%	4.88%	4.52%
Seeks high level of current income.	Eaton Vance VT Floating-Rate Income Fund (Initial Class) 4 Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
Seeks long-term capital appreciation.	Fidelity ® VIP Contrafund ® Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.79%	21.24%	15.08%	15.49%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Fidelity ® VIP Emerging Markets Portfolio (Service Class 2) 4 Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.12%	40.79%	5.62%	10.66%
Seeks capital appreciation.	Fidelity ® VIP Energy Portfolio (Service Class 2) 4 Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.85%	10.34%	23.86%	7.69%
Seeks high total return through a combination of current income and capital appreciation.	Fidelity ® VIP Growth & Income Portfolio (Service Class 2) 4 Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.72%	21.21%	15.83%	13.56%
Seeks to provide capital growth.	Fidelity ® VIP Growth Opportunities Portfolio (Service Class 2) 4 Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.81%	21.73%	11.04%	19.64%
Seeks capital appreciation.	Fidelity ® VIP International Capital Appreciation Portfolio (Service Class 2) 4 Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.02%	18.36%	5.99%	9.53%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks as high level of current income as is consistent with the preservation of capital.	Fidelity ® VIP Investment Grade Bond Portfolio (Service Class 2) 4 Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.62%	6.93%	(0.21%)	2.45%
Seeks long-term growth of capital.	Fidelity ® VIP Mid Cap Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.80%	11.49%	9.83%	10.31%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity ® VIP Strategic Income Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.88%	8.58%	2.79%	4.40%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund (Class 2) 2 Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Income VIP Fund (Class 4) 4 Franklin Advisers, Inc.	0.82%	12.43%	7.54%	7.19%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund (Class 4) 4 Franklin Mutual Advisers, LLC	1.26%	23.25%	11.88%	8.41%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund (Class 2) 2 Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2) 2 Franklin Mutual Advisers, LLC	0.91% 3	7.65%	8.86%	9.81%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund (Class 4) 4 Franklin Mutual Advisers, LLC	1.01% 3	7.49%	8.75%	9.71%
Seeks long-term growth of capital.	Goldman Sachs VIT Small Cap Equity Insights Fund (Service Shares) 4 Goldman Sachs Asset Management, L.P.	1.07% 3	15.82%	10.19%	10.57%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares) 1,5 Invesco Advisers, Inc.	1.13% 3	8.69%	2.27%	4.91%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund (Series II Shares) 4 Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
Seeks total return, comprised of current income and capital appreciation.	Invesco V.I. Core Plus Bond Fund (Series II Shares) 4 Invesco Advisers, Inc.	0.87% 3	6.96%	(0.36%)	2.73%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II Shares) Invesco Advisers, Inc.	1.06%	15.05%	7.01%	10.72%
Seeks total return	Invesco V.I. Global Strategic Income Fund (Series II Shares) 2 Invesco Advisers, Inc.	1.20% 3	12.75%	1.39%	2.76%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund ® (Series II Shares) Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term growth of capital.	Invesco V.I. Technology Fund (Series II Shares) 4 Invesco Advisers, Inc.	1.21%	20.16%	10.02%	15.49%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Service Shares) Janus Henderson Investors US LLC	0.87%	14.84%	8.21%	9.86%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio (Service Shares) Janus Henderson Investors US LLC	0.82% 3	7.22%	(0.47%)	2.07%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio (Service Shares) 4 Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) 4 Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio (Service Shares) 4 Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Service Shares) 2 Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Seeks long-term capital appreciation.	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) 4 Lazard Asset Management, LLC	1.38% 3	41.77%	10.76%	9.35%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares) 1 Lazard Asset Management, LLC	1.05% 3	15.72%	5.19%	5.93%
Seeks to deliver high current income and long-term growth of capital by investing primarily in a variety of fixed income securities and select equity-related securities.	Lord Abbett Series Fund Bond Debenture Portfolio (Class VC) 4 Lord, Abbett & Co LLC	0.98%	8.33%	2.10%	4.72%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.	Lord Abbett Series Fund Short Duration Income Portfolio (Class VC) 4 Lord, Abbett & Co LLC	0.72% 3	5.90%	2.25%	2.62%
Seeks capital growth.	LVIP American Century International Fund (Service Class) 4 Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	1.10% 3	15.81%	1.71%	6.27%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund (Service Class) 4 Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	1.01% 3	8.83%	8.72%	8.96%
Seeks to provide high total return from a portfolio of selected equity securities.	LVIP American Century Value Fund (Service Class) Lincoln Investment Advisors Corporation, adviser; American Century Investment Management, Inc., subadviser.	0.86% 3	15.85%	11.47%	10.07%
Seeks to provide high total return from a portfolio of selected equity securities.	LVIP JPMorgan U.S. Equity Fund (Service Class) Lincoln Investment Advisors Corporation, adviser; J.P. Morgan Investment Management Inc., subadviser.	0.88%	14.26%	13.40%	14.56%
Seeks total return.	MFS ® Global Real Estate Portfolio (Service Class) 4 Massachusetts Financial Services Company	1.15% 3	3.30%	1.08%	4.76%
Seeks capital appreciation.	MFS ® International Growth Portfolio (Service Class) 4 Massachusetts Financial Services Company	1.13% 3	20.81%	6.80%	9.60%
Seeks capital appreciation.	MFS ® Research International Portfolio (Service Class) 4 Massachusetts Financial Services Company	1.15% 3	21.75%	5.25%	7.27%
Seeks total return.	MFS ® Utilities Series (Service Class) Massachusetts Financial Services Company	1.03% 3	14.76%	7.38%	9.22%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio (Class II Shares) Morgan Stanley Investment Management Inc.	1.05% 3	12.44%	(5.46%)	14.04%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S)) Neuberger Berman Investment Advisers LLC	1.12%	13.41%	12.54%	12.66%
Seeks to provide total return.	Nomura VIP Asset Strategy Series (Service Class) (previously Macquarie VIP Asset Strategy Series (Service Class)) Delaware Management Company, adviser; Macquarie Investment Management Global Limited, subadviser.	0.77% 3	16.66%	7.07%	7.84%
Seeks high current income.	Nomura VIP Fund for Income Series (Service Class) (previously Macquarie VIP Fund for Income Series (Service Class)) 4 Delaware Management Company, adviser; Nomura Corporate Research and Asset Management Inc., subadviser.	1.05% 3	8.80%	-	-
Seeks long-term capital growth.	Nomura VIP International Core Equity Series (Service Class) (previously Macquarie VIP International Core Equity Series (Service Class)) 4 Delaware Management Company	1.11% 3	24.24%	7.83%	6.62%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio (Advisor Class) 5 Pacific Investment Management Company LLC (PIMCO)	2.23% 3	14.19%	5.49%	6.67%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio (Advisor Class) 2,5 Pacific Investment Management Company LLC (PIMCO)	1.31% 3	21.77%	6.94%	7.88%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) Pacific Investment Management Company LLC (PIMCO)	0.83%	8.78%	(0.08%)	2.26%
Seeks capital appreciation.	Putnam VT Global Health Care Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC, subadviser.	1.00%	15.05%	7.71%	8.36%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC, subadviser.	1.06%	34.68%	12.49%	8.86%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.	0.79%	20.35%	15.38%	13.30%
Seeks long-term capital appreciation.	Putnam VT Sustainable Future Fund (Class IB Shares) Putnam Investment Management, LLC, advisor; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.	1.05% 3	2.66%	1.19%	9.60%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.	0.88%	10.69%	10.34%	14.69%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund (Class 2) 2 Franklin Advisers, Inc.	0.75% 3	15.73%	(0.96%)	(0.15%)
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45% 3	164.43%	20.00%	20.89%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2) 5 Columbia Management Investment Advisers, LLC	1.04%	17.63%	8.13%	9.06%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2) 5 Columbia Management Investment Advisers, LLC	0.89% 3	10.21%	1.62%	3.53%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	1.02% 3	12.15%	4.73%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	0.99%	9.59%	5.64%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	0.95%	9.17%	1.15%	3.33%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	0.97%	11.02%	2.66%	4.53%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	1.01%	14.75%	5.83%	6.95%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	0.98%	12.87%	4.29%	5.82%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2) 5 Columbia Management Investment Advisers, LLC	0.96%	13.86%	4.91%	6.42%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2) 5 Columbia Management Investment Advisers, LLC	1.00%	15.71%	6.44%	7.71%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2) 5 Columbia Management Investment Advisers, LLC	0.94%	12.10%	3.18%	4.92%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.73%	7.28%	(0.23%)	1.99%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93% 3	13.14%	13.04%	12.63%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.08%	24.55%	7.02%	6.12%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.08% 3	17.50%	1.36%	5.01%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.05% 3	34.84%	10.14%	6.97%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, LP and Segall Bryant & Hamill LLC, subadvisers.	1.10% 3	7.86%	0.94%	7.72%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.09% 3	7.07%	6.60%	7.06%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	0.96%	9.22%	3.53%	-
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	0.93%	11.07%	7.36%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	0.94%	10.10%	5.46%	-
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio (Class II) Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.	1.06%	9.95%	2.34%	5.09%
1
This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
2
Not available for contracts with applications signed on or after 12/5/2022.
3
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
4
Available for contracts with applications signed on or after 12
/
5
/
2022
.
5
This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of
funds
available under the
contract
. More information about the
funds
is available in the
prospectuses for the
funds
, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to
riversource.annuityservice@ampf.com
.
Depending on the optional benefits you choose, you may not be able to invest in certain
funds
.
See table below "
Funds
Available Under the Enhanced Legacy Benefit."

Portfolio Companies [Table Text Block]
The following is a list of
funds
available under the
contract
. More information about the
funds
is available in the
prospectuses for the
funds
, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to
riversource.annuityservice@ampf.com
.
Depending on the optional benefits you choose, you may not be able to invest in certain
funds
.
See table below "
Funds
Available Under the Enhanced Legacy Benefit."
The current expenses and performance information below reflects fee and expenses of the funds
, but do not reflect the
other fees and expenses that your
contract
may charge. Expenses would be higher and performance would be lower if these other charges were included. Each
fund’s
past performance is not necessarily an indication of future
performance.

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025 )
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B) 1,2 AllianceBernstein L.P.	1.10% 3	13.21%	4.74%	5.25%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%
Seeks long-term growth of capital.	AB VPS Relative Value Portfolio (Class B) 4 AllianceBernstein L.P.	0.85% 3	10.20%	11.15%	10.30%
Seeks long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B) 4 AllianceBernstein L.P.	1.20% 3	6.02%	3.02%	9.80%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund (Class 2) 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.00% 3	6.71%	8.94%	11.85%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund (Class 2) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.16%	9.25%	(0.96%)	9.94%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Seeks long-term growth of capital.	BlackRock Advantage SMID Cap V.I. Fund (Class III) 4 BlackRock Advisors, LLC	0.80% 3	10.87%	6.77%	10.85%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) 5 BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, subadvisers.	1.01% 3	19.42%	5.51%	7.33%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares) 4 BNY Mellon Investment Adviser, Inc., adviser; Newton Investment Management Limited, subadviser.	0.91%	15.67%	11.65%	13.27%
Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class F) 4 Calvert Research and Management	0.90%	11.68%	8.43%	9.51%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn Fund Columbia Management Investment Advisers, LLC	0.86% 3	4.47%	1.02%	8.66%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn International Fund Columbia Management Investment Advisers, LLC	1.01% 3	12.76%	(1.00%)	4.31%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.96% 3	13.75%	8.45%	9.48%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.84% 3	13.91%	8.59%	9.59%
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98% 3	15.30%	12.44%	6.46%
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95% 3	17.35%	13.89%	14.03%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Cornerstone Equity Fund (Class 2) (previously Columbia Variable Portfolio - Select Large Cap Equity Fund (Class 2)) 4 Columbia Management Investment Advisers, LLC	0.92%	13.96%	13.30%	-
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Cornerstone Growth Fund (Class 2) (previously Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.96%	15.85%	13.75%	15.69%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	14.35%	13.87%	13.31%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.90% 3	15.56%	11.60%	10.15%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%	12.65%	1.47%	4.03%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34% 3	30.87%	(1.37%)	7.00%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.59% 3	3.71%	2.79%	1.72%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89% 3	8.49%	3.93%	5.51%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89% 3	8.43%	3.60%	5.17%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.78%	8.84%	(0.68%)	2.52%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.50% 3	17.25%	13.84%	14.21%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.38% 3	17.43%	13.98%	14.35%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.72% 3	5.98%	(5.48%)	1.31%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.05%	37.96%	8.92%	7.55%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Select Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Corporate Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.72% 3	7.55%	1.20%	1.94%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%	27.97%	13.32%	12.30%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08% 3	14.86%	7.26%	11.89%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08% 3	13.87%	10.90%	10.17%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.66% 3	6.00%	1.90%	2.94%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10% 3	6.30%	8.66%	7.97%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2) 4 Columbia Management Investment Advisers, LLC	1.18% 3	34.37%	18.42%	22.70%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Small Cap Value Discovery Fund (Class 2) (previously Columbia Variable Portfolio - Small Cap Value Fund (Class 2)) 4 Columbia Management Investment Advisers, LLC	1.16% 3	14.66%	12.19%	11.20%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95% 3	6.88%	1.87%	3.99%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70%	8.83%	(0.32%)	1.65%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP ® - BlackRock Global Inflation-Linked Securities Fund (Class 2) (previously CTIVP ® - BlackRock Global Inflation-Protected Securities Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.87% 3	3.84%	(1.74%)	1.71%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP ® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.09%	2.11%	6.36%	5.44%
Seeks to provide shareholders with a high level of current income.	CTIVP ® - Fidelity Institutional AM ® Total Bond Fund (Class 2) (previously CTIVP ® - American Century Diversified Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; FIAM LLC, subadviser; FMR Investment Management (UK) Limited, sub-subadviser.	0.74%	7.24%	(0.57%)	2.08%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Principal Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.95%	13.49%	10.20%	14.38%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP ® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.94%	12.12%	10.15%	9.64%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP ® - TCW Total Return Bond Fund (Class 2) (previously CTIVP ® - TCW Core Plus Bond Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.75%	7.31%	(0.78%)	1.79%
Seeks to provide shareholders with long-term growth of capital.	CTIVP ® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.07%	2.00%	9.37%	10.43%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Wellington Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.	0.86% 3	19.61%	10.97%	10.43%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.08% 3	10.12%	6.89%	11.90%
Seeks to provide shareholders with long-term capital growth.	CTIVP ® - Westfield Select Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.94%	16.98%	1.78%	13.02%
Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.	CVT EAFE International Index Portfolio (Class F) 4 Calvert Research and Management	0.68% 3	30.64%	8.31%	7.63%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio (Class F) 4 Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.74% 3	20.10%	14.45%	18.79%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 ® Index.	CVT Russell 2000 ® Small Cap Index Portfolio (Class F) 4 Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.60% 3	12.23%	5.62%	9.08%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP (Class B) 5 DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadviser.	1.31%	10.03%	4.88%	4.52%
Seeks high level of current income.	Eaton Vance VT Floating-Rate Income Fund (Initial Class) 4 Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
Seeks long-term capital appreciation.	Fidelity ® VIP Contrafund ® Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.79%	21.24%	15.08%	15.49%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Fidelity ® VIP Emerging Markets Portfolio (Service Class 2) 4 Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.12%	40.79%	5.62%	10.66%
Seeks capital appreciation.	Fidelity ® VIP Energy Portfolio (Service Class 2) 4 Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.85%	10.34%	23.86%	7.69%
Seeks high total return through a combination of current income and capital appreciation.	Fidelity ® VIP Growth & Income Portfolio (Service Class 2) 4 Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.72%	21.21%	15.83%	13.56%
Seeks to provide capital growth.	Fidelity ® VIP Growth Opportunities Portfolio (Service Class 2) 4 Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.81%	21.73%	11.04%	19.64%
Seeks capital appreciation.	Fidelity ® VIP International Capital Appreciation Portfolio (Service Class 2) 4 Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.02%	18.36%	5.99%	9.53%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks as high level of current income as is consistent with the preservation of capital.	Fidelity ® VIP Investment Grade Bond Portfolio (Service Class 2) 4 Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.62%	6.93%	(0.21%)	2.45%
Seeks long-term growth of capital.	Fidelity ® VIP Mid Cap Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.80%	11.49%	9.83%	10.31%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity ® VIP Strategic Income Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.88%	8.58%	2.79%	4.40%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund (Class 2) 2 Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Income VIP Fund (Class 4) 4 Franklin Advisers, Inc.	0.82%	12.43%	7.54%	7.19%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund (Class 4) 4 Franklin Mutual Advisers, LLC	1.26%	23.25%	11.88%	8.41%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund (Class 2) 2 Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2) 2 Franklin Mutual Advisers, LLC	0.91% 3	7.65%	8.86%	9.81%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund (Class 4) 4 Franklin Mutual Advisers, LLC	1.01% 3	7.49%	8.75%	9.71%
Seeks long-term growth of capital.	Goldman Sachs VIT Small Cap Equity Insights Fund (Service Shares) 4 Goldman Sachs Asset Management, L.P.	1.07% 3	15.82%	10.19%	10.57%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares) 1,5 Invesco Advisers, Inc.	1.13% 3	8.69%	2.27%	4.91%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund (Series II Shares) 4 Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
Seeks total return, comprised of current income and capital appreciation.	Invesco V.I. Core Plus Bond Fund (Series II Shares) 4 Invesco Advisers, Inc.	0.87% 3	6.96%	(0.36%)	2.73%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II Shares) Invesco Advisers, Inc.	1.06%	15.05%	7.01%	10.72%
Seeks total return	Invesco V.I. Global Strategic Income Fund (Series II Shares) 2 Invesco Advisers, Inc.	1.20% 3	12.75%	1.39%	2.76%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund ® (Series II Shares) Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term growth of capital.	Invesco V.I. Technology Fund (Series II Shares) 4 Invesco Advisers, Inc.	1.21%	20.16%	10.02%	15.49%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Service Shares) Janus Henderson Investors US LLC	0.87%	14.84%	8.21%	9.86%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio (Service Shares) Janus Henderson Investors US LLC	0.82% 3	7.22%	(0.47%)	2.07%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio (Service Shares) 4 Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) 4 Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio (Service Shares) 4 Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Service Shares) 2 Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Seeks long-term capital appreciation.	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) 4 Lazard Asset Management, LLC	1.38% 3	41.77%	10.76%	9.35%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares) 1 Lazard Asset Management, LLC	1.05% 3	15.72%	5.19%	5.93%
Seeks to deliver high current income and long-term growth of capital by investing primarily in a variety of fixed income securities and select equity-related securities.	Lord Abbett Series Fund Bond Debenture Portfolio (Class VC) 4 Lord, Abbett & Co LLC	0.98%	8.33%	2.10%	4.72%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.	Lord Abbett Series Fund Short Duration Income Portfolio (Class VC) 4 Lord, Abbett & Co LLC	0.72% 3	5.90%	2.25%	2.62%
Seeks capital growth.	LVIP American Century International Fund (Service Class) 4 Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	1.10% 3	15.81%	1.71%	6.27%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund (Service Class) 4 Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	1.01% 3	8.83%	8.72%	8.96%
Seeks to provide high total return from a portfolio of selected equity securities.	LVIP American Century Value Fund (Service Class) Lincoln Investment Advisors Corporation, adviser; American Century Investment Management, Inc., subadviser.	0.86% 3	15.85%	11.47%	10.07%
Seeks to provide high total return from a portfolio of selected equity securities.	LVIP JPMorgan U.S. Equity Fund (Service Class) Lincoln Investment Advisors Corporation, adviser; J.P. Morgan Investment Management Inc., subadviser.	0.88%	14.26%	13.40%	14.56%
Seeks total return.	MFS ® Global Real Estate Portfolio (Service Class) 4 Massachusetts Financial Services Company	1.15% 3	3.30%	1.08%	4.76%
Seeks capital appreciation.	MFS ® International Growth Portfolio (Service Class) 4 Massachusetts Financial Services Company	1.13% 3	20.81%	6.80%	9.60%
Seeks capital appreciation.	MFS ® Research International Portfolio (Service Class) 4 Massachusetts Financial Services Company	1.15% 3	21.75%	5.25%	7.27%
Seeks total return.	MFS ® Utilities Series (Service Class) Massachusetts Financial Services Company	1.03% 3	14.76%	7.38%	9.22%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio (Class II Shares) Morgan Stanley Investment Management Inc.	1.05% 3	12.44%	(5.46%)	14.04%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S)) Neuberger Berman Investment Advisers LLC	1.12%	13.41%	12.54%	12.66%
Seeks to provide total return.	Nomura VIP Asset Strategy Series (Service Class) (previously Macquarie VIP Asset Strategy Series (Service Class)) Delaware Management Company, adviser; Macquarie Investment Management Global Limited, subadviser.	0.77% 3	16.66%	7.07%	7.84%
Seeks high current income.	Nomura VIP Fund for Income Series (Service Class) (previously Macquarie VIP Fund for Income Series (Service Class)) 4 Delaware Management Company, adviser; Nomura Corporate Research and Asset Management Inc., subadviser.	1.05% 3	8.80%	-	-
Seeks long-term capital growth.	Nomura VIP International Core Equity Series (Service Class) (previously Macquarie VIP International Core Equity Series (Service Class)) 4 Delaware Management Company	1.11% 3	24.24%	7.83%	6.62%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio (Advisor Class) 5 Pacific Investment Management Company LLC (PIMCO)	2.23% 3	14.19%	5.49%	6.67%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio (Advisor Class) 2,5 Pacific Investment Management Company LLC (PIMCO)	1.31% 3	21.77%	6.94%	7.88%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) Pacific Investment Management Company LLC (PIMCO)	0.83%	8.78%	(0.08%)	2.26%
Seeks capital appreciation.	Putnam VT Global Health Care Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC, subadviser.	1.00%	15.05%	7.71%	8.36%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC, subadviser.	1.06%	34.68%	12.49%	8.86%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.	0.79%	20.35%	15.38%	13.30%
Seeks long-term capital appreciation.	Putnam VT Sustainable Future Fund (Class IB Shares) Putnam Investment Management, LLC, advisor; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.	1.05% 3	2.66%	1.19%	9.60%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.	0.88%	10.69%	10.34%	14.69%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund (Class 2) 2 Franklin Advisers, Inc.	0.75% 3	15.73%	(0.96%)	(0.15%)
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45% 3	164.43%	20.00%	20.89%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2) 5 Columbia Management Investment Advisers, LLC	1.04%	17.63%	8.13%	9.06%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2) 5 Columbia Management Investment Advisers, LLC	0.89% 3	10.21%	1.62%	3.53%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	1.02% 3	12.15%	4.73%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	0.99%	9.59%	5.64%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	0.95%	9.17%	1.15%	3.33%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	0.97%	11.02%	2.66%	4.53%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	1.01%	14.75%	5.83%	6.95%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	0.98%	12.87%	4.29%	5.82%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2) 5 Columbia Management Investment Advisers, LLC	0.96%	13.86%	4.91%	6.42%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2) 5 Columbia Management Investment Advisers, LLC	1.00%	15.71%	6.44%	7.71%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2) 5 Columbia Management Investment Advisers, LLC	0.94%	12.10%	3.18%	4.92%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.73%	7.28%	(0.23%)	1.99%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93% 3	13.14%	13.04%	12.63%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.08%	24.55%	7.02%	6.12%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.08% 3	17.50%	1.36%	5.01%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.05% 3	34.84%	10.14%	6.97%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, LP and Segall Bryant & Hamill LLC, subadvisers.	1.10% 3	7.86%	0.94%	7.72%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.09% 3	7.07%	6.60%	7.06%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	0.96%	9.22%	3.53%	-
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	0.93%	11.07%	7.36%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2) 1,5 Columbia Management Investment Advisers, LLC	0.94%	10.10%	5.46%	-
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio (Class II) Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.	1.06%	9.95%	2.34%	5.09%
1
This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
2
Not available for contracts with applications signed on or after 12/5/2022.
3
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
4
Available for contracts with applications signed on or after 12
/
5
/
2022
.
5
This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.

Current Expenses [Percent]		1.07%
Average Annual Total Returns, 1 Year [Percent]		18.10%
Average Annual Total Returns, 5 Years [Percent]		13.83%
Average Annual Total Returns, 10 Years [Percent]		15.59%
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]
Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment
(a)

Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index and/or Fixed Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
RiverSource Guarantee Period Account	600	21,290,150	0	32,188	792,440	Yes

Non-variable Annuities [Line Items]
Non-variable Annuities, Name		RiverSource Guarantee Period Account
Non-variable Annuities, Number Outstanding | Contracts		600
Non-variable Annuities, Total Value		$ 21,290,150
Non-variable Annuities, Number Sold | Contracts		0
Non-variable Annuities, Gross Premiums		$ 32,188
Non-variable Annuities, Value Redeemed		$ 792,440
Non-variable Annuities, Combination [Flag]		true
River Source Rava 5 Access Variable Annuity | AB VPS Dynamic Asset Allocation Portfolio (Class B) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to maximize total return consistent with AllianceBernstein’s determination of reasonable risk.
Portfolio Company Name [Text Block]	[8],[9]	AB VPS Dynamic Asset Allocation Portfolio(Class B)
Portfolio Company Adviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]	[1]	1.10%
Average Annual Total Returns, 1 Year [Percent]		13.21%
Average Annual Total Returns, 5 Years [Percent]		4.74%
Average Annual Total Returns, 10 Years [Percent]		5.25%
River Source Rava 5 Access Variable Annuity | AB VPS Large Cap Growth Portfolio (Class B) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term growth of capital.
Portfolio Company Name [Text Block]		AB VPS Large Cap Growth Portfolio (Class B)
Portfolio Company Adviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]		0.90%
Average Annual Total Returns, 1 Year [Percent]		12.85%
Average Annual Total Returns, 5 Years [Percent]		11.76%
Average Annual Total Returns, 10 Years [Percent]		15.88%
River Source Rava 5 Access Variable Annuity | Allspring VT Opportunity Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	[8]	Allspring VT Opportunity Fund (Class 2)
Portfolio Company Adviser [Text Block]		Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.
Current Expenses [Percent]	[1]	1.00%
Average Annual Total Returns, 1 Year [Percent]		6.71%
Average Annual Total Returns, 5 Years [Percent]		8.94%
Average Annual Total Returns, 10 Years [Percent]		11.85%
River Source Rava 5 Access Variable Annuity | Allspring VT Small Cap Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]		Allspring VT Small Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.
Current Expenses [Percent]		1.16%
Average Annual Total Returns, 1 Year [Percent]		9.25%
Average Annual Total Returns, 5 Years [Percent]		(0.96%)
Average Annual Total Returns, 10 Years [Percent]		9.94%
River Source Rava 5 Access Variable Annuity | ALPS Alerian Energy Infrastructure Portfolio (Class III) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]
The Portfolio seeks
investment results that
correspond (before fees
and expenses) generally
to the price and yield
performance of its
underlying index, the
Alerian Midstream
Energy Select Index (the
"Index").

Portfolio Company Name [Text Block]		ALPS | Alerian Energy Infrastructure Portfolio (Class III)
Portfolio Company Adviser [Text Block]		ALPS Advisors, Inc.
Current Expenses [Percent]		1.30%
Average Annual Total Returns, 1 Year [Percent]		4.66%
Average Annual Total Returns, 5 Years [Percent]		22.06%
Average Annual Total Returns, 10 Years [Percent]		10.70%
River Source Rava 5 Access Variable Annuity | BlackRock Global Allocation V.I. Fund (Class III) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks high total investment return.
Portfolio Company Name [Text Block]	[10]	BlackRock Global Allocation V.I. Fund(Class III)
Portfolio Company Adviser [Text Block]		BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, subadvisers.
Current Expenses [Percent]	[1]	1.01%
Average Annual Total Returns, 1 Year [Percent]		19.42%
Average Annual Total Returns, 5 Years [Percent]		5.51%
Average Annual Total Returns, 10 Years [Percent]		7.33%
River Source Rava 5 Access Variable Annuity | BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	[11]	BNY Mellon Sustainable U.S. EquityPortfolio, Inc. (Service Shares)
Portfolio Company Adviser [Text Block]		BNY Mellon Investment Adviser, Inc., adviser; Newton Investment Management Limited, subadviser.
Current Expenses [Percent]		0.91%
Average Annual Total Returns, 1 Year [Percent]		15.67%
Average Annual Total Returns, 5 Years [Percent]		11.65%
Average Annual Total Returns, 10 Years [Percent]		13.27%
River Source Rava 5 Access Variable Annuity | Calvert VP SRI Balanced Portfolio (Class F) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Portfolio Company Name [Text Block]	[11]	Calvert VP SRI Balanced Portfolio (Class F)
Portfolio Company Adviser [Text Block]		Calvert Research and Management
Current Expenses [Percent]		0.90%
Average Annual Total Returns, 1 Year [Percent]		11.68%
Average Annual Total Returns, 5 Years [Percent]		8.43%
Average Annual Total Returns, 10 Years [Percent]		9.51%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Acorn Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Acorn Fund
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.86%
Average Annual Total Returns, 1 Year [Percent]		4.47%
Average Annual Total Returns, 5 Years [Percent]		1.02%
Average Annual Total Returns, 10 Years [Percent]		8.66%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Acorn International Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Acorn International Fund
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	1.01%
Average Annual Total Returns, 1 Year [Percent]		12.76%
Average Annual Total Returns, 5 Years [Percent]		(1.00%)
Average Annual Total Returns, 10 Years [Percent]		4.31%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio Balanced Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.96%
Average Annual Total Returns, 1 Year [Percent]		13.75%
Average Annual Total Returns, 5 Years [Percent]		8.45%
Average Annual Total Returns, 10 Years [Percent]		9.48%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio Balanced Fund (Class 3) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed on or after 5/3/2021)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.84%
Average Annual Total Returns, 1 Year [Percent]		13.91%
Average Annual Total Returns, 5 Years [Percent]		8.59%
Average Annual Total Returns, 10 Years [Percent]		9.59%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio Commodity Strategy Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with total return.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.98%
Average Annual Total Returns, 1 Year [Percent]		15.30%
Average Annual Total Returns, 5 Years [Percent]		12.44%
Average Annual Total Returns, 10 Years [Percent]		6.46%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio Contrarian Core Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return, consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Contrarian Core Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.95%
Average Annual Total Returns, 1 Year [Percent]		17.35%
Average Annual Total Returns, 5 Years [Percent]		13.89%
Average Annual Total Returns, 10 Years [Percent]		14.03%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio Cornerstone Growth Fund Class 2 Select Large Cap Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	[11]	Columbia Variable Portfolio - Cornerstone Equity Fund (Class 2) (previously Columbia Variable Portfolio - Select Large Cap Equity Fund (Class 2))
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.92%
Average Annual Total Returns, 1 Year [Percent]		13.96%
Average Annual Total Returns, 5 Years [Percent]		13.30%
Average Annual Total Returns, 10 Years [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio Cornerstone Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Cornerstone Growth Fund (Class 2) (previously Columbia Variable Portfolio - Large Cap Growth Fund (Class 2))
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.96%
Average Annual Total Returns, 1 Year [Percent]		15.85%
Average Annual Total Returns, 5 Years [Percent]		13.75%
Average Annual Total Returns, 10 Years [Percent]		15.69%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio Disciplined Core Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Disciplined Core Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.93%
Average Annual Total Returns, 1 Year [Percent]		14.35%
Average Annual Total Returns, 5 Years [Percent]		13.87%
Average Annual Total Returns, 10 Years [Percent]		13.31%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio Dividend Opportunity Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.90%
Average Annual Total Returns, 1 Year [Percent]		15.56%
Average Annual Total Returns, 5 Years [Percent]		11.60%
Average Annual Total Returns, 10 Years [Percent]		10.15%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio Emerging Markets Bond Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.98%
Average Annual Total Returns, 1 Year [Percent]		12.65%
Average Annual Total Returns, 5 Years [Percent]		1.47%
Average Annual Total Returns, 10 Years [Percent]		4.03%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio Emerging Markets Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Emerging Markets Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	1.34%
Average Annual Total Returns, 1 Year [Percent]		30.87%
Average Annual Total Returns, 5 Years [Percent]		(1.37%)
Average Annual Total Returns, 10 Years [Percent]		7.00%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio Government Money Market Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Government Money Market Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.59%
Average Annual Total Returns, 1 Year [Percent]		3.71%
Average Annual Total Returns, 5 Years [Percent]		2.79%
Average Annual Total Returns, 10 Years [Percent]		1.72%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio High Yield Bond Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - High Yield Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.89%
Average Annual Total Returns, 1 Year [Percent]		8.49%
Average Annual Total Returns, 5 Years [Percent]		3.93%
Average Annual Total Returns, 10 Years [Percent]		5.51%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio Income Opportunities Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Income Opportunities Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.89%
Average Annual Total Returns, 1 Year [Percent]		8.43%
Average Annual Total Returns, 5 Years [Percent]		3.60%
Average Annual Total Returns, 10 Years [Percent]		5.17%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Large Cap Index Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.50%
Average Annual Total Returns, 1 Year [Percent]		17.25%
Average Annual Total Returns, 5 Years [Percent]		13.84%
Average Annual Total Returns, 10 Years [Percent]		14.21%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.78%
Average Annual Total Returns, 1 Year [Percent]		8.84%
Average Annual Total Returns, 5 Years [Percent]		(0.68%)
Average Annual Total Returns, 10 Years [Percent]		2.52%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Large Cap Index Fund (Class 3) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed on or after 5/3/2021)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.38%
Average Annual Total Returns, 1 Year [Percent]		17.43%
Average Annual Total Returns, 5 Years [Percent]		13.98%
Average Annual Total Returns, 10 Years [Percent]		14.35%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.72%
Average Annual Total Returns, 1 Year [Percent]		5.98%
Average Annual Total Returns, 5 Years [Percent]		(5.48%)
Average Annual Total Returns, 10 Years [Percent]		1.31%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Overseas Core Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Overseas Core Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		1.05%
Average Annual Total Returns, 1 Year [Percent]		37.96%
Average Annual Total Returns, 5 Years [Percent]		8.92%
Average Annual Total Returns, 10 Years [Percent]		7.55%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Select Corporate Income Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with high total return through income and growth of capital.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Select Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Corporate Bond Fund (Class 2))
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.72%
Average Annual Total Returns, 1 Year [Percent]		7.55%
Average Annual Total Returns, 5 Years [Percent]		1.20%
Average Annual Total Returns, 10 Years [Percent]		1.94%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.94%
Average Annual Total Returns, 1 Year [Percent]		27.97%
Average Annual Total Returns, 5 Years [Percent]		13.32%
Average Annual Total Returns, 10 Years [Percent]		12.30%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with growth of capital.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	1.08%
Average Annual Total Returns, 1 Year [Percent]		14.86%
Average Annual Total Returns, 5 Years [Percent]		7.26%
Average Annual Total Returns, 10 Years [Percent]		11.89%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	1.08%
Average Annual Total Returns, 1 Year [Percent]		13.87%
Average Annual Total Returns, 5 Years [Percent]		10.90%
Average Annual Total Returns, 10 Years [Percent]		10.17%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2))
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.66%
Average Annual Total Returns, 1 Year [Percent]		6.00%
Average Annual Total Returns, 5 Years [Percent]		1.90%
Average Annual Total Returns, 10 Years [Percent]		2.94%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	1.10%
Average Annual Total Returns, 1 Year [Percent]		6.30%
Average Annual Total Returns, 5 Years [Percent]		8.66%
Average Annual Total Returns, 10 Years [Percent]		7.97%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	[11]	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2) 4
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	1.18%
Average Annual Total Returns, 1 Year [Percent]		34.37%
Average Annual Total Returns, 5 Years [Percent]		18.42%
Average Annual Total Returns, 10 Years [Percent]		22.70%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Small Cap Value Discovery Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	[11]	Columbia Variable Portfolio - Small Cap Value Discovery Fund (Class 2) (previously Columbia Variable Portfolio - Small Cap Value Fund (Class 2)) 4
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	1.16%
Average Annual Total Returns, 1 Year [Percent]		14.66%
Average Annual Total Returns, 5 Years [Percent]		12.19%
Average Annual Total Returns, 10 Years [Percent]		11.20%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - Strategic Income Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - Strategic Income Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.95%
Average Annual Total Returns, 1 Year [Percent]		6.88%
Average Annual Total Returns, 5 Years [Percent]		1.87%
Average Annual Total Returns, 10 Years [Percent]		3.99%
River Source Rava 5 Access Variable Annuity | Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio Company Name [Text Block]		Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.70%
Average Annual Total Returns, 1 Year [Percent]		8.83%
Average Annual Total Returns, 5 Years [Percent]		0.32%
Average Annual Total Returns, 10 Years [Percent]		1.65%
River Source Rava 5 Access Variable Annuity | CTIVP® - BlackRock Global Inflation-Linked Securities Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio Company Name [Text Block]		CTIVP ® - BlackRock Global Inflation-Linked Securities Fund (Class 2) (previously CTIVP ® - BlackRock Global Inflation-Protected Securities Fund (Class 2))
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.
Current Expenses [Percent]	[1]	0.87%
Average Annual Total Returns, 1 Year [Percent]		3.84%
Average Annual Total Returns, 5 Years [Percent]		1.74%
Average Annual Total Returns, 10 Years [Percent]		1.71%
River Source Rava 5 Access Variable Annuity | CTIVP® - CenterSquare Real Estate Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with current income and capital appreciation.
Portfolio Company Name [Text Block]		CTIVP ® - CenterSquare Real Estate Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.
Current Expenses [Percent]		1.09%
Average Annual Total Returns, 1 Year [Percent]		2.11%
Average Annual Total Returns, 5 Years [Percent]		6.36%
Average Annual Total Returns, 10 Years [Percent]		5.44%
River Source Rava 5 Access Variable Annuity | CTIVP® - Fidelity Institutional AM® Total Bond Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with a high level of current income.
Portfolio Company Name [Text Block]		CTIVP ® - Fidelity Institutional AM ® Total Bond Fund (Class 2) (previously CTIVP ® - American Century Diversified Bond Fund (Class 2))
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC, adviser; FIAM LLC, subadviser; FMR Investment Management (UK) Limited, sub-subadviser.
Current Expenses [Percent]		0.74%
Average Annual Total Returns, 1 Year [Percent]		7.24%
Average Annual Total Returns, 5 Years [Percent]		0.57%
Average Annual Total Returns, 10 Years [Percent]		2.08%
River Source Rava 5 Access Variable Annuity | CTIVP® - Principal Large Cap Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		CTIVP ® - Principal Large Cap Growth Fund (Class 2)
Current Expenses [Percent]		0.95%
Average Annual Total Returns, 1 Year [Percent]		13.49%
Average Annual Total Returns, 5 Years [Percent]		10.20%
Average Annual Total Returns, 10 Years [Percent]		14.38%
River Source Rava 5 Access Variable Annuity | CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term growth of capital and income.
Portfolio Company Name [Text Block]		CTIVP ® - T. Rowe Price Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.
Current Expenses [Percent]		0.94%
Average Annual Total Returns, 1 Year [Percent]		12.12%
Average Annual Total Returns, 5 Years [Percent]		10.15%
Average Annual Total Returns, 10 Years [Percent]		9.64%
River Source Rava 5 Access Variable Annuity | CTIVP® - TCW Total Return Bond Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio Company Name [Text Block]		CTIVP ® - TCW Total Return Bond Fund (Class 2) (previously CTIVP ® - TCW Core Plus Bond Fund (Class 2))
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.
Current Expenses [Percent]		0.75%
Average Annual Total Returns, 1 Year [Percent]		7.31%
Average Annual Total Returns, 5 Years [Percent]		0.78%
Average Annual Total Returns, 10 Years [Percent]		1.79%
River Source Rava 5 Access Variable Annuity | CTIVP® - Victory Sycamore Established Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]		CTIVP ® - Victory Sycamore Established Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
Current Expenses [Percent]		1.07%
Average Annual Total Returns, 1 Year [Percent]		2.00%
Average Annual Total Returns, 5 Years [Percent]		9.37%
Average Annual Total Returns, 10 Years [Percent]		10.43%
River Source Rava 5 Access Variable Annuity | CTIVP® - Wellington Large Cap Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		CTIVP ® - Wellington Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.
Current Expenses [Percent]	[1]	0.86%
Average Annual Total Returns, 1 Year [Percent]		19.61%
Average Annual Total Returns, 5 Years [Percent]		10.97%
Average Annual Total Returns, 10 Years [Percent]		10.43%
River Source Rava 5 Access Variable Annuity | CTIVP® - Westfield Mid Cap Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		CTIVP ® - Westfield Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
Current Expenses [Percent]	[1]	1.08%
Average Annual Total Returns, 1 Year [Percent]		10.12%
Average Annual Total Returns, 5 Years [Percent]		6.89%
Average Annual Total Returns, 10 Years [Percent]		11.90%
River Source Rava 5 Access Variable Annuity | CTIVP® - Westfield Select Large Cap Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		CTIVP ® - Westfield Select Large Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
Current Expenses [Percent]		0.94%
Average Annual Total Returns, 1 Year [Percent]		16.98%
Average Annual Total Returns, 5 Years [Percent]		1.78%
Average Annual Total Returns, 10 Years [Percent]		13.02%
River Source Rava 5 Access Variable Annuity | DWS Alternative Asset Allocation VIP (Class B) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital appreciation.
Portfolio Company Name [Text Block]	[10]	DWS Alternative Asset Allocation VIP(Class B)
Portfolio Company Adviser [Text Block]		DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadviser.
Current Expenses [Percent]		1.31%
Average Annual Total Returns, 1 Year [Percent]		10.03%
Average Annual Total Returns, 5 Years [Percent]		4.88%
Average Annual Total Returns, 10 Years [Percent]		4.52%
River Source Rava 5 Access Variable Annuity | Fidelity® VIP Contrafund® Portfolio (Service Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]		Fidelity ® VIP Contrafund ® Portfolio (Service Class 2) (Service Class 2)
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company,
adviser; Fidelity Management & Research
Company (UK) Limited, Fidelity
Management & Research Company (Hong
Kong) Limited, Fidelity Management &
Research Company (Japan) Limited,
subadvisers.

Current Expenses [Percent]		0.79%
Average Annual Total Returns, 1 Year [Percent]		21.24%
Average Annual Total Returns, 5 Years [Percent]		15.08%
Average Annual Total Returns, 10 Years [Percent]		15.49%
River Source Rava 5 Access Variable Annuity | Fidelity® VIP Mid Cap Portfolio (Service Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term growth of capital.
Portfolio Company Name [Text Block]		Fidelity ® VIP Mid Cap Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company,
adviser; Fidelity Management & Research
Company (UK) Limited, Fidelity
Management & Research Company (Hong
Kong) Limited, Fidelity Management &
Research Company (Japan) Limited,
subadvisers.

Current Expenses [Percent]		0.80%
Average Annual Total Returns, 1 Year [Percent]		11.49%
Average Annual Total Returns, 5 Years [Percent]		9.83%
Average Annual Total Returns, 10 Years [Percent]		10.31%
River Source Rava 5 Access Variable Annuity | Fidelity® VIP Strategic Income Portfolio (Service Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks a high level of current income and may also seek capital appreciation.
Portfolio Company Name [Text Block]	[11]	Fidelity ® VIP Strategic Income Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company,
adviser; Fidelity Management & Research
Company (UK) Limited, Fidelity
Management & Research Company (Hong
Kong) Limited, Fidelity Management &
Research Company (Japan) Limited, FIL
Investment Advisers, FIL Investment
Advisers (UK) Limited and FIL Investments
(Japan) Limited, subadvisers.

Current Expenses [Percent]		0.88%
Average Annual Total Returns, 1 Year [Percent]		8.58%
Average Annual Total Returns, 5 Years [Percent]		2.79%
Average Annual Total Returns, 10 Years [Percent]		4.40%
River Source Rava 5 Access Variable Annuity | Franklin Income VIP Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.
Portfolio Company Name [Text Block]	[8]	Franklin Income VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]		Franklin Advisers, Inc.
Current Expenses [Percent]		0.72%
Average Annual Total Returns, 1 Year [Percent]		12.56%
Average Annual Total Returns, 5 Years [Percent]		7.66%
Average Annual Total Returns, 10 Years [Percent]		7.30%
River Source Rava 5 Access Variable Annuity | Franklin Mutual Shares VIP Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]
Seeks capital
appreciation, with
income as a secondary
goal. Under normal
market conditions, the
fund invests primarily in
U.S. and foreign equity
securities that the
investment manager
believes are
undervalued.

Portfolio Company Name [Text Block]	[8]	Franklin Mutual Shares VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]		Franklin Mutual Advisers, LLC
Current Expenses [Percent]		0.94%
Average Annual Total Returns, 1 Year [Percent]		11.52%
Average Annual Total Returns, 5 Years [Percent]		9.20%
Average Annual Total Returns, 10 Years [Percent]		7.53%
River Source Rava 5 Access Variable Annuity | Franklin Small Cap Value VIP Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Portfolio Company Name [Text Block]	[8]	Franklin Small Cap Value VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]		Franklin Mutual Advisers, LLC
Current Expenses [Percent]	[1]	0.91%
Average Annual Total Returns, 1 Year [Percent]		7.65%
Average Annual Total Returns, 5 Years [Percent]		8.86%
Average Annual Total Returns, 10 Years [Percent]		9.81%
River Source Rava 5 Access Variable Annuity | Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Name [Text Block]	[9],[10]	Invesco V.I. Balanced-Risk Allocation Fund(Series II Shares)
Portfolio Company Adviser [Text Block]		Invesco Advisers, Inc.
Current Expenses [Percent]	[1]	1.13%
Average Annual Total Returns, 1 Year [Percent]		8.69%
Average Annual Total Returns, 5 Years [Percent]		2.27%
Average Annual Total Returns, 10 Years [Percent]		4.91%
River Source Rava 5 Access Variable Annuity | Invesco V.I. Global Fund (Series II Shares) [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	[8]	Invesco V.I. Global Strategic Income Fund(Series II Shares)
River Source Rava 5 Access Variable Annuity | Invesco V.I. Global Strategic Income Fund (Series II Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return
Portfolio Company Adviser [Text Block]		Invesco Advisers, Inc.
Current Expenses [Percent]	[1]	1.20%
Average Annual Total Returns, 1 Year [Percent]		12.75%
Average Annual Total Returns, 5 Years [Percent]		1.39%
Average Annual Total Returns, 10 Years [Percent]		2.76%
River Source Rava 5 Access Variable Annuity | Invesco V.I. Main Street Small Cap Fund® (Series II Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital appreciation.
Portfolio Company Name [Text Block]		Invesco V.I. Main Street Small Cap Fund ® (Series II Shares)
Portfolio Company Adviser [Text Block]		Invesco Advisers, Inc.
Current Expenses [Percent]		1.09%
Average Annual Total Returns, 1 Year [Percent]		8.44%
Average Annual Total Returns, 5 Years [Percent]		8.07%
Average Annual Total Returns, 10 Years [Percent]		10.31%
River Source Rava 5 Access Variable Annuity | Janus Henderson Balanced Portfolio (Service Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]		Janus Henderson Balanced Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]		Janus Henderson Investors US LLC
Current Expenses [Percent]		0.87%
Average Annual Total Returns, 1 Year [Percent]		14.84%
Average Annual Total Returns, 5 Years [Percent]		8.21%
Average Annual Total Returns, 10 Years [Percent]		9.86%
River Source Rava 5 Access Variable Annuity | Janus Henderson Flexible Bond Portfolio (Service Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Name [Text Block]		Janus Henderson Flexible Bond Portfolio (Service Shares)
Current Expenses [Percent]	[1]	0.82%
Average Annual Total Returns, 1 Year [Percent]		7.22%
Average Annual Total Returns, 5 Years [Percent]		(0.47%)
Average Annual Total Returns, 10 Years [Percent]		2.07%
River Source Rava 5 Access Variable Annuity | Janus Henderson Research Portfolio (Service Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	[8]	Janus Henderson Research Portfolio(Service Shares)
Portfolio Company Adviser [Text Block]		Janus Henderson Investors US LLC
River Source Rava 5 Access Variable Annuity | Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return.
Portfolio Company Name [Text Block]	[9]	Lazard Retirement Global DynamicMulti-Asset Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]		Lazard Asset Management, LLC
Current Expenses [Percent]	[1]	1.05%
Average Annual Total Returns, 1 Year [Percent]		15.72%
Average Annual Total Returns, 5 Years [Percent]		5.19%
Average Annual Total Returns, 10 Years [Percent]		5.93%
River Source Rava 5 Access Variable Annuity | LVIP American Century Value Fund (Service Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide high total return from a portfolio of selected equity securities.
Portfolio Company Name [Text Block]		LVIP American Century Value Fund (Service Class)
Portfolio Company Adviser [Text Block]		Lincoln Investment Advisors Corporation, adviser; American Century Investment Management, Inc., subadviser.
Average Annual Total Returns, 1 Year [Percent]		15.85%
Average Annual Total Returns, 5 Years [Percent]		11.47%
Average Annual Total Returns, 10 Years [Percent]		10.07%
River Source Rava 5 Access Variable Annuity | MFS® Utilities Series (Service Class) [Member]
Variable Option [Line Items]
Average Annual Total Returns, 1 Year [Percent]		14.76%
Average Annual Total Returns, 5 Years [Percent]		7.38%
Average Annual Total Returns, 10 Years [Percent]		9.22%
River Source Rava 5 Access Variable Annuity | Morgan Stanley VIF Discovery Portfolio (Class II Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Portfolio Company Name [Text Block]		Morgan Stanley VIF Discovery Portfolio(Class II Shares)
Portfolio Company Adviser [Text Block]		Morgan Stanley Investment Management Inc.
Average Annual Total Returns, 1 Year [Percent]		12.44%
Average Annual Total Returns, 5 Years [Percent]		(5.46%)
Average Annual Total Returns, 10 Years [Percent]		14.04%
River Source Rava 5 Access Variable Annuity | Neuberger Berman AMT Quality Equity Portfolio (Class S) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]		Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S))
Portfolio Company Adviser [Text Block]		Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]		1.12%
Average Annual Total Returns, 1 Year [Percent]		13.41%
Average Annual Total Returns, 5 Years [Percent]		12.54%
Average Annual Total Returns, 10 Years [Percent]		12.66%
River Source Rava 5 Access Variable Annuity | Nomura VIP Asset Strategy Series (Service Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide total return.
Portfolio Company Name [Text Block]		Nomura VIP Asset Strategy Series (Service Class) (previously Macquarie VIP Asset Strategy Series (Service Class))
Portfolio Company Adviser [Text Block]		Delaware Management Company, adviser; Macquarie Investment Management Global Limited, subadviser.
Average Annual Total Returns, 1 Year [Percent]		16.66%
Average Annual Total Returns, 5 Years [Percent]		7.07%
Average Annual Total Returns, 10 Years [Percent]		7.84%
River Source Rava 5 Access Variable Annuity | PIMCO VIT All Asset Portfolio (Advisor Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	[10]	PIMCO VIT All Asset Portfolio (AdvisorClass)
Portfolio Company Adviser [Text Block]		Pacific Investment Management Company LLC (PIMCO)
Average Annual Total Returns, 1 Year [Percent]		14.19%
Average Annual Total Returns, 5 Years [Percent]		5.49%
Average Annual Total Returns, 10 Years [Percent]		6.67%
River Source Rava 5 Access Variable Annuity | PIMCO VIT Global Managed Asset Allocation Portfolio (Advisor Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.
Portfolio Company Name [Text Block]	[8],[10]	PIMCO VIT Global Managed Asset AllocationPortfolio (Advisor Class)
Portfolio Company Adviser [Text Block]		Pacific Investment Management Company LLC (PIMCO)
Average Annual Total Returns, 1 Year [Percent]		21.77%
Average Annual Total Returns, 5 Years [Percent]		6.94%
Average Annual Total Returns, 10 Years [Percent]		7.88%
River Source Rava 5 Access Variable Annuity | PIMCO VIT Total Return Portfolio (Advisor Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]		PIMCO VIT Total Return Portfolio (Advisor Class)
Portfolio Company Adviser [Text Block]		Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]		0.83%
Average Annual Total Returns, 1 Year [Percent]		8.78%
Average Annual Total Returns, 5 Years [Percent]		(0.08%)
Average Annual Total Returns, 10 Years [Percent]		2.26%
River Source Rava 5 Access Variable Annuity | Templeton Global Bond VIP Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]
Seeks high current
income, consistent with
preservation of capital,
with capital appreciation
as a secondary
consideration. Under
normal market
conditions, the fund
invests at least 80% of
its net assets in debt
securities of any
maturity.

Portfolio Company Name [Text Block]	[8]	Templeton Global Bond VIP Fund (Class 2)
Portfolio Company Adviser [Text Block]		Franklin Advisers, Inc.
Average Annual Total Returns, 1 Year [Percent]		15.73%
Average Annual Total Returns, 5 Years [Percent]		(0.96%)
Average Annual Total Returns, 10 Years [Percent]		(0.15%)
River Source Rava 5 Access Variable Annuity | VanEck VIP Global Gold Fund (Class S Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Portfolio Company Name [Text Block]		VanEck VIP Global Gold Fund (Class S Shares)
Portfolio Company Adviser [Text Block]		Van Eck Associates Corporation
Average Annual Total Returns, 1 Year [Percent]		164.43%
Average Annual Total Returns, 5 Years [Percent]		20.00%
Average Annual Total Returns, 10 Years [Percent]		20.89%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Aggressive Portfolio (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio Company Name [Text Block]	[10]	Variable Portfolio - Aggressive Portfolio(Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		1.04%
Average Annual Total Returns, 1 Year [Percent]		17.63%
Average Annual Total Returns, 5 Years [Percent]		8.13%
Average Annual Total Returns, 10 Years [Percent]		9.06%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Conservative Portfolio (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio Company Name [Text Block]	[10]	Variable Portfolio - Conservative Portfolio(Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	0.89%
Average Annual Total Returns, 1 Year [Percent]		10.21%
Average Annual Total Returns, 5 Years [Percent]		1.62%
Average Annual Total Returns, 10 Years [Percent]		3.53%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Managed Risk Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[9],[10]	Variable Portfolio - Managed Risk Fund(Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	[1]	1.02%
Average Annual Total Returns, 1 Year [Percent]		12.15%
Average Annual Total Returns, 5 Years [Percent]		4.73%
Average Annual Total Returns, 10 Years [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Managed Risk U.S. Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[9],[10]	Variable Portfolio - Managed Risk U.S. Fund(Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.99%
Average Annual Total Returns, 1 Year [Percent]		9.59%
Average Annual Total Returns, 5 Years [Percent]		5.64%
Average Annual Total Returns, 10 Years [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Managed Volatility Conservative Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[9],[10]	Variable Portfolio - Managed VolatilityConservative Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.95%
Average Annual Total Returns, 1 Year [Percent]		9.17%
Average Annual Total Returns, 5 Years [Percent]		1.15%
Average Annual Total Returns, 10 Years [Percent]		3.33%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[9],[10]	Variable Portfolio - Managed VolatilityConservative Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.97%
Average Annual Total Returns, 1 Year [Percent]		11.02%
Average Annual Total Returns, 5 Years [Percent]		2.66%
Average Annual Total Returns, 10 Years [Percent]		4.53%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Managed Volatility Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[9],[10]	Variable Portfolio - Managed Volatility GrowthFund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		1.01%
Average Annual Total Returns, 1 Year [Percent]		14.75%
Average Annual Total Returns, 5 Years [Percent]		5.83%
Average Annual Total Returns, 10 Years [Percent]		6.95%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Company Name [Text Block]	[9],[10]	Variable Portfolio - Managed VolatilityModerate Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.98%
Average Annual Total Returns, 1 Year [Percent]		12.87%
Average Annual Total Returns, 5 Years [Percent]		4.29%
Average Annual Total Returns, 10 Years [Percent]		5.82%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Moderate Portfolio (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio Company Name [Text Block]		Variable Portfolio - Moderate Portfolio(Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.96%
Average Annual Total Returns, 1 Year [Percent]		13.86%
Average Annual Total Returns, 5 Years [Percent]		4.91%
Average Annual Total Returns, 10 Years [Percent]		6.42%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Moderately Aggressive Portfolio (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio Company Name [Text Block]	[10]	Variable Portfolio - Moderately AggressivePortfolio (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		1.00%
Average Annual Total Returns, 1 Year [Percent]		15.71%
Average Annual Total Returns, 5 Years [Percent]		6.44%
Average Annual Total Returns, 10 Years [Percent]		7.71%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Moderately Conservative Portfolio (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio Company Name [Text Block]	[10]	Variable Portfolio - Moderately ConservativePortfolio (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.94%
Average Annual Total Returns, 1 Year [Percent]		12.10%
Average Annual Total Returns, 5 Years [Percent]		3.18%
Average Annual Total Returns, 10 Years [Percent]		4.92%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Partners Core Bond Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio Company Name [Text Block]		Variable Portfolio - Partners Core Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.
Current Expenses [Percent]		0.73%
Average Annual Total Returns, 1 Year [Percent]		7.28%
Average Annual Total Returns, 5 Years [Percent]		0.23%
Average Annual Total Returns, 10 Years [Percent]		1.99%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Partners Core Equity Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		Variable Portfolio - Partners Core Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.
Current Expenses [Percent]	[1]	0.93%
Average Annual Total Returns, 1 Year [Percent]		13.14%
Average Annual Total Returns, 5 Years [Percent]		13.04%
Average Annual Total Returns, 10 Years [Percent]		12.63%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Partners International Core Equity Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]		Variable Portfolio - Partners International Core Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.
Current Expenses [Percent]		1.08%
Average Annual Total Returns, 1 Year [Percent]		24.55%
Average Annual Total Returns, 5 Years [Percent]		7.02%
Average Annual Total Returns, 10 Years [Percent]		6.12%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Partners International Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		Variable Portfolio - Partners International Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.
Current Expenses [Percent]		1.08%
Average Annual Total Returns, 1 Year [Percent]		17.50%
Average Annual Total Returns, 5 Years [Percent]		1.36%
Average Annual Total Returns, 10 Years [Percent]		5.01%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Partners International Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		Variable Portfolio - Partners International Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.
Current Expenses [Percent]		1.05%
Average Annual Total Returns, 1 Year [Percent]		34.84%
Average Annual Total Returns, 5 Years [Percent]		10.14%
Average Annual Total Returns, 10 Years [Percent]		6.97%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Partners Small Cap Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]		Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, LP and Segall Bryant & Hamill LLC, subadvisers.
Current Expenses [Percent]		1.10%
Average Annual Total Returns, 1 Year [Percent]		7.86%
Average Annual Total Returns, 5 Years [Percent]		0.94%
Average Annual Total Returns, 10 Years [Percent]		7.72%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - Partners Small Cap Value Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]		Variable Portfolio - Partners Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.
Current Expenses [Percent]	[1]	1.09%
Average Annual Total Returns, 1 Year [Percent]		7.07%
Average Annual Total Returns, 5 Years [Percent]		6.60%
Average Annual Total Returns, 10 Years [Percent]		7.06%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[9],[10]	Variable Portfolio - U.S. Flexible ConservativeGrowth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.96%
Average Annual Total Returns, 1 Year [Percent]		9.22%
Average Annual Total Returns, 5 Years [Percent]		3.53%
Average Annual Total Returns, 10 Years [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - U.S. Flexible Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[9],[10]	Variable Portfolio - U.S. Flexible Growth Fund(Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.93%
Average Annual Total Returns, 1 Year [Percent]		11.07%
Average Annual Total Returns, 5 Years [Percent]		7.36%
Average Annual Total Returns, 10 Years [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	[9],[10]	Variable Portfolio - U.S. Flexible ModerateGrowth Fund (Class 2)
Portfolio Company Adviser [Text Block]		Columbia Management Investment Advisers, LLC
Current Expenses [Percent]		0.94%
Average Annual Total Returns, 1 Year [Percent]		10.10%
Average Annual Total Returns, 5 Years [Percent]		5.46%
Average Annual Total Returns, 10 Years [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Western Asset Variable Global High Yield Bond Portfolio (Class II) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to maximize total return.
Portfolio Company Name [Text Block]		Western Asset Variable Global High Yield Bond Portfolio (Class II)
Portfolio Company Adviser [Text Block]		Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.
Current Expenses [Percent]		1.06%
Average Annual Total Returns, 1 Year [Percent]		9.95%
Average Annual Total Returns, 5 Years [Percent]		2.34%
Average Annual Total Returns, 10 Years [Percent]		5.09%
River Source Rava 5 Access Variable Annuity | AB VPS Relative Value Portfolio (Class B) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	[11]	AB VPS Relative Value Portfolio (Class B)
Portfolio Company Adviser [Text Block]		AllianceBernstein L.P.
Current Expenses [Percent]	[1]	0.85%
Average Annual Total Returns, 1 Year [Percent]		10.20%
Average Annual Total Returns, 5 Years [Percent]		11.15%
Average Annual Total Returns, 10 Years [Percent]		10.30%
River Source Rava 5 Access Variable Annuity | AB VPS Sustainable Global Thematic Portfolio (Class B) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	[11]	AB VPS Sustainable Global ThematicPortfolio (Class B)
Current Expenses [Percent]	[1]	1.20%
Average Annual Total Returns, 1 Year [Percent]		6.02%
Average Annual Total Returns, 5 Years [Percent]		3.02%
Average Annual Total Returns, 10 Years [Percent]		9.80%
River Source Rava 5 Access Variable Annuity | BlackRock Advantage SMID Cap V.I. Fund (Class III) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	[11]	BlackRock Advantage SMID Cap V.I. Fund(Class III)
Portfolio Company Adviser [Text Block]		BlackRock Advisors, LLC
Current Expenses [Percent]	[1]	0.80%
Average Annual Total Returns, 1 Year [Percent]		10.87%
Average Annual Total Returns, 5 Years [Percent]		6.77%
Average Annual Total Returns, 10 Years [Percent]		10.85%
River Source Rava 5 Access Variable Annuity | Fidelity VIP Emerging Markets Portfolio (Service Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital appreciation.
Portfolio Company Name [Text Block]	[11]	Fidelity ® VIP Emerging Markets Portfolio
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company,
adviser; Fidelity Management & Research
Company (UK) Limited, Fidelity
Management & Research Company (Hong
Kong) Limited, Fidelity Management &
Research Company (Japan) Limited, FIL
Investment Advisers, FIL Investment
Advisers (UK) Limited and FIL Investments
(Japan) Limited, subadvisers.

Current Expenses [Percent]		1.12%
Average Annual Total Returns, 1 Year [Percent]		40.79%
Average Annual Total Returns, 5 Years [Percent]		5.62%
Average Annual Total Returns, 10 Years [Percent]		10.66%
River Source Rava 5 Access Variable Annuity | Fidelity VIP Energy Portfolio (Service Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital appreciation.
Portfolio Company Name [Text Block]	[11]	Fidelity ® VIP Energy Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company,
adviser; Fidelity Management & Research
Company (UK) Limited, Fidelity
Management & Research Company (Hong
Kong) Limited, Fidelity Management &
Research Company (Japan) Limited,
subadvisers.

Current Expenses [Percent]		0.85%
Average Annual Total Returns, 1 Year [Percent]		10.34%
Average Annual Total Returns, 5 Years [Percent]		23.86%
Average Annual Total Returns, 10 Years [Percent]		7.69%
River Source Rava 5 Access Variable Annuity | Fidelity VIP Growth Income Portfolio (Service Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks high total return through a combination of current income and capital appreciation.
Portfolio Company Name [Text Block]	[11]	Fidelity ® VIP Growth & Income Portfolio (Service Class 2)Appreciation Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company,
adviser; Fidelity Management & Research
Company (UK) Limited, Fidelity
Management & Research Company (Hong
Kong) Limited, Fidelity Management &
Research Company (Japan) Limited,
subadvisers.

Current Expenses [Percent]		0.72%
Average Annual Total Returns, 1 Year [Percent]		21.21%
Average Annual Total Returns, 5 Years [Percent]		15.83%
Average Annual Total Returns, 10 Years [Percent]		13.56%
River Source Rava 5 Access Variable Annuity | Fidelity VIP Growth Opportunities Portfolio (Service Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide capital growth.
Portfolio Company Name [Text Block]	[11]	Fidelity ® VIP Growth Opportunities Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company,
adviser; Fidelity Management & Research
Company (UK) Limited, Fidelity
Management & Research Company (Hong
Kong) Limited, Fidelity Management &
Research Company (Japan) Limited,
subadvisers.

Current Expenses [Percent]		0.81%
Average Annual Total Returns, 1 Year [Percent]		21.73%
Average Annual Total Returns, 5 Years [Percent]		11.04%
Average Annual Total Returns, 10 Years [Percent]		19.64%
River Source Rava 5 Access Variable Annuity | Fidelity VIP International Capital Appreciation Portfolio (Service Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital appreciation.
Portfolio Company Name [Text Block]	[11]	Fidelity ® VIP International Capital
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company,
adviser; Fidelity Management & Research
Company (UK) Limited, Fidelity
Management & Research Company (Hong
Kong) Limited, Fidelity Management &
Research Company (Japan) Limited, FIL
Investment Advisers, FIL Investment
Advisers (UK) Limited and FIL Investments
(Japan) Limited, subadvisers.

Current Expenses [Percent]		1.02%
Average Annual Total Returns, 1 Year [Percent]		18.36%
Average Annual Total Returns, 5 Years [Percent]		5.99%
Average Annual Total Returns, 10 Years [Percent]		9.53%
River Source Rava 5 Access Variable Annuity | CVT EAFE International Index Portfolio (Class F) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Portfolio Company Name [Text Block]	[11]	CVT EAFE International Index Portfolio(Class F)
Portfolio Company Adviser [Text Block]		Calvert Research and Management
Current Expenses [Percent]	[1]	0.68%
Average Annual Total Returns, 1 Year [Percent]		30.64%
Average Annual Total Returns, 5 Years [Percent]		8.31%
Average Annual Total Returns, 10 Years [Percent]		7.63%
River Source Rava 5 Access Variable Annuity | CVT Nasdaq 100 Index Portfolio (Class F) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.
Portfolio Company Name [Text Block]	[11]	CVT Nasdaq 100 Index Portfolio (Class F)
Portfolio Company Adviser [Text Block]		Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.
Current Expenses [Percent]	[1]	0.74%
Average Annual Total Returns, 1 Year [Percent]		20.10%
Average Annual Total Returns, 5 Years [Percent]		14.45%
Average Annual Total Returns, 10 Years [Percent]		18.79%
River Source Rava 5 Access Variable Annuity | CVT Russell 2000 Small Cap Index Portfolio (Class F) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 ® Index.
Portfolio Company Name [Text Block]	[11]	CVT Russell 2000 ® Small Cap Index Portfolio (Class F)
Portfolio Company Adviser [Text Block]		Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.
Current Expenses [Percent]	[1]	0.60%
Average Annual Total Returns, 1 Year [Percent]		12.23%
Average Annual Total Returns, 5 Years [Percent]		5.62%
Average Annual Total Returns, 10 Years [Percent]		9.08%
River Source Rava 5 Access Variable Annuity | Eaton Vance VT FloatingRate Income Fund (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks high level of current income.
Portfolio Company Name [Text Block]	[11]	Eaton Vance VT Floating-Rate Income Fund(Initial Class)
Portfolio Company Adviser [Text Block]		Eaton Vance Management
Current Expenses [Percent]		1.19%
Average Annual Total Returns, 1 Year [Percent]		3.95%
Average Annual Total Returns, 5 Years [Percent]		4.64%
Average Annual Total Returns, 10 Years [Percent]		4.43%
River Source Rava 5 Access Variable Annuity | Fidelity VIP Investment Grade Bond Portfolio (Service Class 2) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks as high level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]		Fidelity ® VIP Investment Grade Bond Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company,
adviser; Fidelity Management & Research
Company (UK) Limited, Fidelity
Management & Research Company (Hong
Kong) Limited, Fidelity Management &
Research Company (Japan) Limited,
subadvisers.

Current Expenses [Percent]		0.62%
Average Annual Total Returns, 1 Year [Percent]		6.93%
Average Annual Total Returns, 5 Years [Percent]		(0.21%)
Average Annual Total Returns, 10 Years [Percent]		2.45%
River Source Rava 5 Access Variable Annuity | Franklin Income VIP Fund (Class 4) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.
Portfolio Company Name [Text Block]	[8]	Franklin Income VIP Fund (Class 4)
Portfolio Company Adviser [Text Block]		Franklin Advisers, Inc.
Current Expenses [Percent]		0.82%
Average Annual Total Returns, 1 Year [Percent]		12.43%
Average Annual Total Returns, 5 Years [Percent]		7.54%
Average Annual Total Returns, 10 Years [Percent]		7.19%
River Source Rava 5 Access Variable Annuity | Franklin Mutual Global Discovery VIP Fund (Class 4) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital appreciation.
Portfolio Company Name [Text Block]	[11]	Franklin Mutual Global Discovery VIP Fund(Class 4)
Portfolio Company Adviser [Text Block]		Franklin Mutual Advisers, LLC
Current Expenses [Percent]		1.26%
Average Annual Total Returns, 1 Year [Percent]		23.25%
Average Annual Total Returns, 5 Years [Percent]		11.88%
Average Annual Total Returns, 10 Years [Percent]		8.41%
River Source Rava 5 Access Variable Annuity | Franklin Small Cap Value VIP Fund (Class 4) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Portfolio Company Name [Text Block]	[11]	Franklin Small Cap Value VIP Fund (Class 4)
Portfolio Company Adviser [Text Block]		Franklin Mutual Advisers, LLC
Current Expenses [Percent]	[1]	1.01%
Average Annual Total Returns, 1 Year [Percent]		7.49%
Average Annual Total Returns, 5 Years [Percent]		8.75%
Average Annual Total Returns, 10 Years [Percent]		9.71%
River Source Rava 5 Access Variable Annuity | Goldman Sachs VIT Small Cap Equity Insights Fund (Service Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	[11]	Goldman Sachs VIT Small Cap EquityInsights Fund (Service Shares)
Portfolio Company Adviser [Text Block]		Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	[1]	1.07%
Average Annual Total Returns, 1 Year [Percent]		15.82%
Average Annual Total Returns, 5 Years [Percent]		10.19%
Average Annual Total Returns, 10 Years [Percent]		10.57%
River Source Rava 5 Access Variable Annuity | Invesco V.I. Comstock Fund (Series II Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Portfolio Company Name [Text Block]	[11]	Invesco V.I. Comstock Fund (Series IIShares)
Portfolio Company Adviser [Text Block]		Invesco Advisers, Inc.
Current Expenses [Percent]		1.00%
Average Annual Total Returns, 1 Year [Percent]		17.14%
Average Annual Total Returns, 5 Years [Percent]		15.14%
Average Annual Total Returns, 10 Years [Percent]		11.67%
River Source Rava 5 Access Variable Annuity | Invesco V.I. Core Plus Bond Fund (Series II Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return, comprised of current income and capital appreciation.
Portfolio Company Name [Text Block]	[11]	Invesco V.I. Core Plus Bond Fund (Series IIShares)
Portfolio Company Adviser [Text Block]		Invesco Advisers, Inc.
Current Expenses [Percent]	[1]	0.87%
Average Annual Total Returns, 1 Year [Percent]		6.96%
Average Annual Total Returns, 5 Years [Percent]		(0.36%)
Average Annual Total Returns, 10 Years [Percent]		2.73%
River Source Rava 5 Access Variable Annuity | Invesco V.I. Global Fund (Series II Shares) Invesco Advisers, Inc [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital appreciation.
Portfolio Company Name [Text Block]		Invesco V.I. Global Fund (Series II Shares)
Portfolio Company Adviser [Text Block]		Invesco Advisers, Inc.
Current Expenses [Percent]		1.06%
Average Annual Total Returns, 1 Year [Percent]		15.05%
Average Annual Total Returns, 5 Years [Percent]		7.01%
Average Annual Total Returns, 10 Years [Percent]		10.72%
River Source Rava 5 Access Variable Annuity | Invesco V.I. Technology Fund (Series II Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	[11]	Invesco V.I. Technology Fund (Series IIShares)
Current Expenses [Percent]		1.21%
Average Annual Total Returns, 1 Year [Percent]		20.16%
Average Annual Total Returns, 5 Years [Percent]		10.02%
Average Annual Total Returns, 10 Years [Percent]		15.49%
River Source Rava 5 Access Variable Annuity | Janus Henderson Forty Portfolio (Service Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	[11]	Janus Henderson Forty Portfolio (ServiceShares)
Portfolio Company Adviser [Text Block]		Janus Henderson Investors US LLC
Current Expenses [Percent]		0.87%
Average Annual Total Returns, 1 Year [Percent]		17.86%
Average Annual Total Returns, 5 Years [Percent]		11.37%
Average Annual Total Returns, 10 Years [Percent]		15.96%
River Source Rava 5 Access Variable Annuity | Janus Henderson Global Technology and Innovation Portfolio (Service Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	[11]	Janus Henderson Global Technology andInnovation Portfolio (Service Shares)
Portfolio Company Adviser [Text Block]		Janus Henderson Investors US LLC
Current Expenses [Percent]		0.97%
Average Annual Total Returns, 1 Year [Percent]		24.84%
Average Annual Total Returns, 5 Years [Percent]		13.44%
Average Annual Total Returns, 10 Years [Percent]		21.18%
River Source Rava 5 Access Variable Annuity | Janus Henderson Overseas Portfolio (Service Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	[11]	Janus Henderson Overseas Portfolio(Service Shares)
Current Expenses [Percent]		0.96%
Average Annual Total Returns, 1 Year [Percent]		28.58%
Average Annual Total Returns, 5 Years [Percent]		9.17%
Average Annual Total Returns, 10 Years [Percent]		8.97%
River Source Rava 5 Access Variable Annuity | Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	[11]	Lazard Retirement Emerging Markets EquityPortfolio (Service Shares)
Portfolio Company Adviser [Text Block]		Lazard Asset Management, LLC
Current Expenses + Platform Charge [Percent]	[1]	1.38%
Average Annual Total Returns, 1 Year [Percent]		41.77%
Average Annual Total Returns, 5 Years [Percent]		10.76%
Average Annual Total Returns, 10 Years [Percent]		9.35%
River Source Rava 5 Access Variable Annuity | Lord Abbett Series Fund Bond Debenture Portfolio (Class VC) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to deliver high current income and long-term growth of capital by investing primarily in a variety of fixed income securities and select equity-related securities.
Portfolio Company Name [Text Block]	[11]	Lord Abbett Series Fund Bond DebenturePortfolio (Class VC)
Portfolio Company Adviser [Text Block]		Lord, Abbett & Co LLC
Current Expenses [Percent]		0.98%
Average Annual Total Returns, 1 Year [Percent]		8.33%
Average Annual Total Returns, 5 Years [Percent]		2.10%
Average Annual Total Returns, 10 Years [Percent]		4.72%
River Source Rava 5 Access Variable Annuity | Lord Abbett Series Fund Short Duration Income Portfolio (Class VC) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]
Seeks to deliver a high
level of current income
consistent with the
preservation of capital
by investing in a variety
of short maturity debt
securities including,
investment grade and
high yield corporate
bonds, U.S. government
securities, and
mortgage- and other
asset-backed debt
securities.

Portfolio Company Name [Text Block]	[11]	Lord Abbett Series Fund Short DurationIncome Portfolio (Class VC)
Portfolio Company Adviser [Text Block]		Lord, Abbett & Co LLC
Average Annual Total Returns, 1 Year [Percent]		5.90%
Average Annual Total Returns, 5 Years [Percent]		2.25%
Average Annual Total Returns, 10 Years [Percent]		2.62%
River Source Rava 5 Access Variable Annuity | LVIP American Century International Fund (Service Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital growth.
Portfolio Company Name [Text Block]	[11]	LVIP American Century International Fund(Service Class)
Portfolio Company Adviser [Text Block]		Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.
Average Annual Total Returns, 1 Year [Percent]		15.81%
Average Annual Total Returns, 5 Years [Percent]		1.71%
Average Annual Total Returns, 10 Years [Percent]		6.27%
River Source Rava 5 Access Variable Annuity | LVIP American Century Mid Cap Value Fund (Service Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	[11]	LVIP American Century Mid Cap Value Fund(Service Class)
Portfolio Company Adviser [Text Block]		Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.
Average Annual Total Returns, 1 Year [Percent]		8.83%
Average Annual Total Returns, 5 Years [Percent]		8.72%
Average Annual Total Returns, 10 Years [Percent]		8.96%
River Source Rava 5 Access Variable Annuity | LVIP JPMorgan U.S. Equity Fund (Service Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks to provide high total return from a portfolio of selected equity securities.
Portfolio Company Name [Text Block]		LVIP JPMorgan U.S. Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]		Lincoln Investment Advisors Corporation, adviser; J.P. Morgan Investment Management Inc., subadviser.
Current Expenses [Percent]		0.88%
Average Annual Total Returns, 1 Year [Percent]		14.26%
Average Annual Total Returns, 5 Years [Percent]		13.40%
Average Annual Total Returns, 10 Years [Percent]		14.56%
River Source Rava 5 Access Variable Annuity | MFS Global Real Estate Portfolio (Service Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return.
Portfolio Company Name [Text Block]	[11]	MFS ® Global Real Estate Portfolio (Service Class)
Portfolio Company Adviser [Text Block]		Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]		3.30%
Average Annual Total Returns, 5 Years [Percent]		1.08%
Average Annual Total Returns, 10 Years [Percent]		4.76%
River Source Rava 5 Access Variable Annuity | MFS International Growth Portfolio (Service Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital appreciation.
Portfolio Company Name [Text Block]	[11]	MFS ® International Growth Portfolio (Service
Portfolio Company Adviser [Text Block]		Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]		20.81%
Average Annual Total Returns, 5 Years [Percent]		6.80%
Average Annual Total Returns, 10 Years [Percent]		9.60%
River Source Rava 5 Access Variable Annuity | MFS Research International Portfolio (Service Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital appreciation.
Portfolio Company Name [Text Block]	[11]	MFS ® Research International Portfolio (Service Class)
Portfolio Company Adviser [Text Block]		Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]		21.75%
Average Annual Total Returns, 5 Years [Percent]		5.25%
Average Annual Total Returns, 10 Years [Percent]		7.27%
River Source Rava 5 Access Variable Annuity | MFS Utilities Series (Service Class) Massachusetts Financial Services Company [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks total return.
Portfolio Company Name [Text Block]		MFS ® Utilities Series (Service Class)
Portfolio Company Adviser [Text Block]		Massachusetts Financial Services Company
River Source Rava 5 Access Variable Annuity | Nomura VIP Fund for Income Series (Service Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks high current income.
Portfolio Company Name [Text Block]	[11]	Nomura VIP Fund for Income Series (Service Class) (previously Macquarie VIP Fund for Income Series (Service Class))
Portfolio Company Adviser [Text Block]		Delaware Management Company, adviser; Nomura Corporate Research and Asset Management Inc., subadviser.
Average Annual Total Returns, 1 Year [Percent]		8.80%
Average Annual Total Returns, 5 Years [Percent]		0.00%
Average Annual Total Returns, 10 Years [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Nomura VIP International Core Equity Series (Service Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital growth.
Portfolio Company Name [Text Block]	[11]	Nomura VIP International Core Equity Series (Service Class) (previously Macquarie VIP International Core Equity Series (Service Class))
Portfolio Company Adviser [Text Block]		Delaware Management Company
Average Annual Total Returns, 1 Year [Percent]		24.24%
Average Annual Total Returns, 5 Years [Percent]		7.83%
Average Annual Total Returns, 10 Years [Percent]		6.62%
River Source Rava 5 Access Variable Annuity | Putnam VT Global Health Care Fund (Class IB Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital appreciation.
Portfolio Company Name [Text Block]		Putnam VT Global Health Care Fund (Class IB Shares)
Portfolio Company Adviser [Text Block]		Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC, subadviser.
Current Expenses [Percent]		1.00%
Average Annual Total Returns, 1 Year [Percent]		15.05%
Average Annual Total Returns, 5 Years [Percent]		7.71%
Average Annual Total Returns, 10 Years [Percent]		8.36%
River Source Rava 5 Access Variable Annuity | Putnam VT International Value Fund (Class IB Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital growth. Current income is a secondary objective.
Portfolio Company Name [Text Block]		Putnam VT International Value Fund (Class IB Shares)
Portfolio Company Adviser [Text Block]		Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC, subadviser.
Current Expenses [Percent]		1.06%
Average Annual Total Returns, 1 Year [Percent]		34.68%
Average Annual Total Returns, 5 Years [Percent]		12.49%
Average Annual Total Returns, 10 Years [Percent]		8.86%
River Source Rava 5 Access Variable Annuity | Putnam VT Large Cap Value Fund (Class IB Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks capital growth and current income.
Portfolio Company Name [Text Block]		Putnam VT Large Cap Value Fund (Class IB Shares)
Current Expenses [Percent]		0.79%
Average Annual Total Returns, 1 Year [Percent]		20.35%
Average Annual Total Returns, 5 Years [Percent]		15.38%
Average Annual Total Returns, 10 Years [Percent]		13.30%
River Source Rava 5 Access Variable Annuity | Putnam VT Sustainable Future Fund (Class IB Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]		Putnam VT Sustainable Future Fund (Class IB Shares)
Portfolio Company Adviser [Text Block]		Putnam Investment Management, LLC, advisor; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.
Average Annual Total Returns, 1 Year [Percent]		2.66%
Average Annual Total Returns, 5 Years [Percent]		1.19%
Average Annual Total Returns, 10 Years [Percent]		9.60%
River Source Rava 5 Access Variable Annuity | Putnam VT Sustainable Leaders Fund (Class IB Shares) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]		Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]		Putnam VT Sustainable Leaders Fund (Class IB Shares)
Portfolio Company Adviser [Text Block]		Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.
Current Expenses [Percent]		0.88%
Average Annual Total Returns, 1 Year [Percent]		10.69%
Average Annual Total Returns, 5 Years [Percent]		10.34%
Average Annual Total Returns, 10 Years [Percent]		14.69%
River Source Rava 5 Access Variable Annuity | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Benefits in Case of Death – Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
For contracts with applications dated on or after 12/5/2022:
If you are age 80 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•
the contract value after any rider charges have been deducted or
•
the Return of Purchase Payments (ROPP) value.
If you are age 81 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.
For contracts with applications dated prior to 12/5/2022:
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•
the contract value after any rider charges have been deducted;
•
the Return of Purchase Payments (ROPP) value; or
•
the Full Surrender Value.
If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of contract value after any rider charges have been deducted or the Full Surrender
Value.
For all contracts:
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value:
is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.

Adjusted partial surrenders	=	a × b
c

a	=	the amount your contract value is reduced by the partial surrender.
b	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
c	=	the contract value on the date of (but prior to) the partial surrender.
If you take a partial surrender, the applicable ROPP, MAV, or 5-year MAV value will be reduced proportionally based on the percentage of contract value that is withdrawn. This means that if the contract value is higher than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the contract value is lower than the ROPP, MAV, or
5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV value is reduced by an amount that is more than the dollar amount withdrawn.
Covered Life Change
: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
Full Surrender Value
: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:
•
pro rata rider charges,
•
the contract charge, and
plus:
•
any positive or negative market value adjustment.
For contracts with applications dated on or after 12/5/2022:
For a spouse who continues the contract and is age 80 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid, but with no reduction for rider charges on riders that remain in force.
For contracts with applications dated prior to 12/5/2022:
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid, but with no reduction for rider charges on riders that remain in force and without regard to the Full Surrender Value.
For all contracts
:
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your written request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
Assumptions:
•
You purchase the contract with a payment of $20,000
•
During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments minus adjusted partial surrenders, calculated as:	$ 20,000
$1,500 × $20,000 =	–1,667
$18,000
for a standard death benefit of:	$ 18,333
since this is greater than your contract value of $16,500
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date.
We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.
Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death.
When paying multiple beneficiaries, we will process the death claim of each beneficiary on the valuation date when a beneficiary provides us with complete death claim requirements. We will determine a beneficiary's proceeds using the accumulation unit value we calculate on that valuation date. The remaining contract value remains invested as was specified at time of death. We pay interest, if any, at a rate no less than required by law. We will mail payment to a beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
Spousal continuation:
If your spouse is sole primary beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional
Benefits – Optional Death Benefits” and “Benefits in the Case of Death – Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well
(see “Charges and Adjustments – Annual Contract Expenses – Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•
the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and
•
the payout period does not extend beyond the beneficiary’s life or life expectancy.
Inherited Nonqualified Stretch Annuities.
For inherited nonqualified stretch annuities, your spouse may not choose to continue the contract under the spouse's option to continue contract provision. If you die before the full distribution of your interest in this contract, your beneficiary will receive the death benefit as determined by the contract or any attached riders in a lump sum or if We allow, may elect to continue to receive the Required Distributions under this contract. Required Distributions must continue at least as rapidly as Section 72(s)(2) of the Code required prior to your death. Your beneficiary may not elect an annuity payment plan.
Qualified annuities
The information below has been revised to reflect
regulations issued by the Internal Revenue Service that describe the requirements for required minimum distributions when a person or entity inherit assets held in an IRA, 403(b) or qualified retirement plan.
Contract owners are advised to work with a tax professional to understand their required minimum distribution obligations under the
regulations and federal law. The proposed regulations can be found in the
IRS Notice
2024-35
.
•
Spouse beneficiary
: If you have not elected an annuity payout plan, and if your spouse is the sole primary beneficiary, your spouse may either elect to treat the contract as his/her own (spousal continuation), so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 73. If you attained age 73 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
If you
elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional
Benefits – Optional Death Benefits” and “Benefits in the Case of Death – Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges and Adjustments – Annual Contract Expenses – Mortality and Expense Risk Fee”).
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10 th
year
following your date of death.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the greater of the contract value after any rider charges have been deducted and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10
th
year following your date of death.
•
Non-spouse beneficiary
: If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest by December 31 of the 10 th
year following
your date of death unless they qualify as an “eligible designated beneficiary.” Your beneficiary may be required to take distributions during the 10-year period if you died after your Required Beginning Date. Eligible designated beneficiaries may continue to take proceeds out over your life expectancy if you died prior to your Required Beginning
Date or over the greater of your life expectancy or their life expectancy if you died after your Required Beginning Date.
Eligible designated beneficiaries include the surviving spouse:
•
the surviving spouse;
•
a lawful child of the owner under the age of 21 (remaining amount must be withdrawn by the earlier of the end of the year the minor turns 31 or end of the 10th year following the minor's death);
•
disabled within the meaning of Code section 72(m)(7);
•
chronically ill within the meaning of Code section 7702B(c)(2);
•
any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA if you died prior to your Required Beginning Date.
We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this contract and:
•
the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•
the payout period does not extend beyond December 31 of the 10th year following your death or the applicable life expectancy for an eligible designated beneficiary.
•
Spouse and Non-spouse beneficiary:
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits
will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the beneficiary is the greater of the contract value and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.
•
Annuity payout plan:
If you elect an annuity payout plan, the payouts to your beneficiary may continue depending on the annuity payout plan you elect, subject to adjustment to comply with the IRS rules and regulations.
If You Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Death of the owner
: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.
Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan
: If the owner is not the
annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans.
Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period (see “Annuity Payout Plans”).
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.

Calculation Method of Benefit [Text Block]
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
Assumptions:
•
You purchase the contract with a payment of $20,000
•
During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments minus adjusted partial surrenders, calculated as:	$ 20,000
$1,500 × $20,000 =	–1,667
$18,000
for a standard death benefit of:	$ 18,333
since this is greater than your contract value of $16,500

River Source Rava 5 Access Variable Annuity | Dollar Cost Averaging [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Dollar Cost Averaging
Brief Restrictions / Limitations [Text Block]		• Transfers not available to or from the GPAs
Name of Benefit [Text Block]		Dollar Cost Averaging
River Source Rava 5 Access Variable Annuity | Special Dollar Cost Averaging (SDCA) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Special Dollar Cost Averaging (SDCA)
Purpose of Benefit [Text Block]		Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccount s
Brief Restrictions / Limitations [Text Block]
•
Must be funded with a purchase
payment, not transferred
contract
value
•
Only 6-month and 12-month options
are available
•
Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment
•
You may not use the
GPA
account or
the Special DCA
fixed account
as a
destination for the Special DCA
monthly transfer.

Name of Benefit [Text Block]		Special Dollar Cost Averaging (SDCA)
River Source Rava 5 Access Variable Annuity | Asset Rebalancing [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Asset Rebalancing
Purpose of Benefit [Text Block]		Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages
Brief Restrictions / Limitations [Text Block]
•
You must have $2,000 in
Contract
Value
to participate.
•
We require 30 days notice for you to
change or cancel the program
•
You can request rebalancing to be
done either quarterly, semiannually
or annually

Name of Benefit [Text Block]		Asset Rebalancing
River Source Rava 5 Access Variable Annuity | Automated Partial Surrenders Systematic Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Automated Partial Surrenders/ Systematic Withdrawals
Purpose of Benefit [Text Block]		Allows automated partial surrenders from the contract
Brief Restrictions / Limitations [Text Block]		• Additional systematic payments are not allowed with automated partial surrenders • May result in income taxes and penalty on all or a portion of the amounts surrendered
Name of Benefit [Text Block]		Automated Partial Surrenders/ Systematic Withdrawals
River Source Rava 5 Access Variable Annuity | Standard Death Benefit (For applications dated prior to 1252022, available for contract owners age 79 and younger. For applications dated on or after 1252022, available for contract owners age 80 and younger.) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]
Standard Death
Benefit
(For
applications
dated prior to
12/5/2022,
available for
contract
owner
s
age 79 and
younger. For
applications
dated on or after
12/5/2022,
available for
contract
owner
s
age 80 and
younger.)

Purpose of Benefit [Text Block]		Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP), Contract Value after any rider charges have been deducted, or the Full Surrender Value
Brief Restrictions / Limitations [Text Block]
•
Annuitizing the Contract terminates
the benefit.
•
Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant

Name of Benefit [Text Block]
Standard Death
Benefit
(For
applications
dated prior to
12/5/2022,
available for
contract
owner
s
age 79 and
younger. For
applications
dated on or after
12/5/2022,
available for
contract
owner
s
age 80 and
younger.)

River Source Rava 5 Access Variable Annuity | Standard Death Benefit (For applications dated prior to 1252022, available for contract owners age 80 and older. For applications dated on or after 1252022, available for contract owners age 81 and older.) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]
Standard Death
Benefit
(For
applications
dated prior to
12/5/2022,
available for
contract
owner
s
age 80 and older.
For applications
dated on or after
12/5/2022,
available for
contract
owner
s
age 81 and
older.)

Purpose of Benefit [Text Block]		Provides a guaranteed death benefit equal to the greater of the Contract Value after any rider charges have been deducted, or the Full Surrender Value
Brief Restrictions / Limitations [Text Block]		• Annuitizing the Contract terminates the benefit.
Name of Benefit [Text Block]
Standard Death
Benefit
(For
applications
dated prior to
12/5/2022,
available for
contract
owner
s
age 80 and older.
For applications
dated on or after
12/5/2022,
available for
contract
owner
s
age 81 and
older.)

River Source Rava 5 Access Variable Annuity | ROPP Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.35%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		ROPP Death Benefit
Purpose of Benefit [Text Block]		Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP), Contract Value after any rider charges have been deducted, or the Full Surrender Value
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.35%
Brief Restrictions / Limitations [Text Block]
•
For contracts with applications
dated on or after 12/5/2022,
available if any
owner
is age 81 and
older
•
For contracts with applications
dated prior to 12/5/2022, available
if any
owner
is age 80 and older
•
Must be elected at contract issue
•
Not available with
Enhanced Legacy
Benefit
•
Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•
Annuitizing the Contract terminates
the benefit

Name of Benefit [Text Block]		ROPP Death Benefit
Operation of Benefit [Text Block]
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.
the contract value after any rider charges have been deducted,
2.
the ROPP Value, or
3.
the Full Surrender Value.
If the contract application is dated on or after 12/5/2022,
for a spouse who continues the contract and is age 81 or
older, we reset the ROPP value to the contract value on the date of the continuation and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 80 or younger, the optional ROPP Death Benefit will terminate and the Standard ROPP Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 81 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value, if the contract value is less.
If all owners are age 80 or younger, the optional ROPP Death Benefit will terminate and the Standard ROPP Death
Benefit will apply.
If the contract application is dated prior to 12/5/2022,
for a spouse who continues the contract and is age 80 or
older, we reset the ROPP value to the contract value on the date of the continuation and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender
Value). If the spouse who continues the contract is age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard ROPP Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value, if the contract value is less.
If all owners are age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard ROPP Death
Benefit will apply.
If you are age 75 or younger at contract issue, you may select one of the following optional death benefits: MAV
Death Benefit, 5-Year MAV Death Benefit, Benefit Protector Death Benefit or
Enhanced Legacy
Benefit. The Benefit
Protector Death Benefit may only be selected in combination with the MAV Death Benefit or the 5-Year MAV Death
Benefit (or the Standard Death Benefit).
If you select the MAV Death Benefit or 5-Year MAV Death Benefit, you may
also select the Benefit Protector Death Benefit. If you are between ages 76-79 at contract issue, you may only select the MAV Death Benefit. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.

Calculation Method of Benefit [Text Block]
Example – ROPP Death Benefit
Assumptions:
•
You purchase the contract with a payment of $25,000; and
•
During the second contract year the contract value falls to $22,000 and you take a $1,500 partial surrender; and
•
During the third contract year the contract value grows to $23,000.

We calculate the ROPP Death Benefit as follows:
Contract value at death:	$ 23,000.00
Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$ 25,000.00
minus adjusted partial surrenders, calculated as:
$1,500 × $25,000 =	–1,704.54
$22,000
for a death benefit of:	$ 23,295.45
The ROPP Death Benefit, calculated as the greatest of these two values:	$ 23,295.45
Example – MAV Death Benefit
Assumptions:
•
You purchase the contract with a payment of $25,000.
•
On the first contract anniversary the contract value grows to $26,000.
•
During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$ 20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$ 25,000.00
minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
$22,000
	for a death benefit of:	$ 23,295.45
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$ 26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
$22,000
	for a death benefit of:	$ 24,227.27
The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:		$ 24,227.27
Example – 5-Year MAV Death Benefit
Assumptions:
•
You purchase the contract with a payment of $25,000.
•
On the fifth contract anniversary the contract value grows to $26,000.
•
During the sixth contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value at $20,500.

We calculate the 5-Year MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$ 20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$ 25,000.00
minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
$22,000
	for a death benefit of:	$ 23,295.45
3.	The 5-Year MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$ 26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
$22,000
	for a death benefit of:	$ 24,227.27
The 5-Year MAV Death Benefit, calculated as the greatest of these three values, which is the 5-Year MAV:		$ 24,227.27
Example — Benefit Protector
Assumptions:
•
You purchase the contract with a payment of $100,000 and you are under age 70. You select the MAV and the
Benefit Protector.
•
During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit
Protector does not provide any additional benefit at this time.
•
On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV death benefit amount (contract value):	$ 110,000
plus the Benefit Protector which equals 40% of earnings at death (MAV death benefit amount minus remaining purchase payments):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$ 114,000
•
On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary value):	$ 110,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$ 114,000
•
During the third contract year the contract value remains at $105,000 and you request a partial surrender of
$50,000. We calculate remaining purchase payments as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
$110,000 –	($50,000 X $110,000)	=	$ 57,619
$105,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($57,619 – $55,000) =	+1,048
Total death benefit of:	$ 58,667
•
On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.
•
On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. The death benefit equals:

MAV death benefit amount (contract value):	$ 200,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$ 255,000
Example –

Enhanced Legacy

Benefit
Assumptions:
•
You purchase the contract with a payment of $25,000; and
•
on the first contract anniversary the total contract value is $25,750; and
•
100 days into the second contract year the total contract value is $24,300. You take a $1,500 partial surrender,

leaving the contract value at $22,800. The partial year fee for the Enhanced Legacy Benefit on that day would be

$64.10 ($24,629.63 x 0.95% x 100 / 365).

The death benefit, which is based on the greatest of four values, is calculated as follows:
1.	Contract value death benefit (contract value minus rider fees):$22,800.00 - $64.10 = $22,735.90	$ 22,735.90
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$ 25,000.00
minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
$24,300
	for a death benefit of:	$ 23,456.79
3.	The MAV immediately preceding the date of death:
	The MAV on the immediately preceding anniversary:	$ 25,750.00
	plus purchase payments made since that anniversary:	+0.00
minus adjusted partial surrenders, calculated as:
	$1,500 × $25,750 =	–1,589.51
$24,300
	for a death benefit of:	$ 24,160.49
4.	The Accumulation Death Benefit value:
	The ADB value on the first contract anniversary calculated as: 1.05 × $25,000 =	$ 26,250.00
	plus purchase payments made since that anniversary:	+0.00
minus adjusted partial surrender calculated as:
	$1,500 × $26,250 =	–1,620.37
$24,300
	for a death benefit of:	$ 24,629.63

Enhanced Legacy Benefit, calculated as the greatest of these four values, which is the Accumulation Death Benefit value:		$ 24,629.63

River Source Rava 5 Access Variable Annuity | MAV Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		MAV Death Benefit
Purpose of Benefit [Text Block]		Increases the guaranteed death benefit to the highest anniversary contract value , adjusted for any partial surrenders
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.25%
Brief Restrictions / Limitations [Text Block]
•
Available to
owner
s age 79 and
younger
•
Must be elected at contract issue
•
Not available with
Enhanced Legacy
Benefit
•
No longer eligible to increase on
any contract anniversary on/after
your 81st birthday.
•
Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant.
•
Annuitizing the Contract terminates
the benefit

Name of Benefit [Text Block]		MAV Death Benefit
Operation of Benefit [Text Block]
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.
the contract value after any rider charges have been deducted;
2.
the ROPP value;
3.
the MAV; or
4.
the Full Surrender Value.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 80 or older when the contract is continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)
the contract value after any rider charges have been deducted, or
(b)
the MAV on that date, but prior to the reset.
If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the
Standard Death Benefit will apply.

River Source Rava 5 Access Variable Annuity | Five year MAV Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.10%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		5-year MAV Death Benefit
Purpose of Benefit [Text Block]		Increases the guaranteed death benefit to the highest 5th anniversary contract value , adjusted for any partial surrenders
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.10%
Brief Restrictions / Limitations [Text Block]
•
Available to
owner
s age 75 and
younger
•
Must be elected at contract issue
•
Not available with
Enhanced Legacy
Benefit
•
No longer eligible to increase on
any contract anniversary on/after
your 81st birthday
•
Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•
Annuitizing the Contract terminates
the benefit

Name of Benefit [Text Block]		5-year MAV Death Benefit
Operation of Benefit [Text Block]
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.
the contract value after any rider charges have been deducted;
2.
the ROPP value;
3.
the 5-year MAV; or
4.
the Full Surrender Value.
The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the
5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death
Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)
the contract value after any rider charges have been deducted, or
(b)
the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

River Source Rava 5 Access Variable Annuity | Benefit Protector Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Benefit Protector Death Benefit
Purpose of Benefit [Text Block]		Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		0.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]		0.25%
Brief Restrictions / Limitations [Text Block]
•
Available to
owner
s age 75 and
younger
•
Must be elected at contract issue
•
Only available if elected with
Standard death benefit (for owners
age 79 or younger), MAV or 5-year
MAV
•
For contract
owner
s under age 70
at issue, the benefit is 40% of
earnings
•
For contract
owner
s age 70 and
older at issue with application dates
on or after 10/16/2023, the
benefit is 25% of earnings
•
For contract
owner
s age 70 and
older at issue with application dates
prior to 10/16/2023, the benefit is
15% of earnings
•
Annuitizing the Contract terminates
the benefit

Name of Benefit [Text Block]		Benefit Protector Death Benefit
Operation of Benefit [Text Block]
Benefit Protector Death Benefit
The Benefit Protector is intended to provide an additional death benefit to your beneficiary if there are earnings in the annuity. This will help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges and Adjustments”). It is only available if you have selected the MAV Death Benefit, 5 year MAV Death Benefit or Standard Death Benefit. The Benefit
Protector provides reduced benefits if you are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary.
If you are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You cannot elect the optional Benefit Protector Death Benefit if you have elected the
Enhanced Legacy
Benefit.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes – Qualified Annuities – Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs
and Required Distributions
. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.
The Benefit Protector provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
For contracts with application dates on or after 10/16/2023
•
the applicable death benefit, plus:
•
40% of your earnings at death if you were under age 70 on the rider effective date; or
•
25% of your earnings at death if you were age 70 or older on the rider effective date.
For contracts with application dates prior to 10/16/2023
•
the applicable death benefit, plus:
•
40% of your earnings at death if you were under age 70 on the rider effective
date; or
•
15% of your earnings at death if you were age 70 or older on the rider effective date.
If there has been a covered life change, remaining purchase payments is set as the contract value on the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.
Earnings at death:
Earnings at death is equal to the death benefit that is otherwise payable (without this rider), less remaining purchase payments. We set maximum earnings at death of 250% of purchase payments not previously withdrawn that are one or more years old. Earnings at death cannot be less than zero.
Terminating the Benefit Protector
•
You may terminate the rider within 30 days after the first rider anniversary.
•
You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.
•
The rider will terminate when you make a full surrender from the contract or on the annuitization start date.
•
Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.
You may terminate the rider within 30 days following the effective date of an ownership change if you are age 75 or younger.
•
The rider will terminate for a spousal continuation or ownership change if the spouse or any owner is age 76 or older at the time of the change.
•
The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.
•
The rider will terminate when beneficiary elects an alternative payment plan which is an inherited IRA.
If your spouse is the sole beneficiary
and you die before the annuitization start date, your spouse may keep the contract as owner. Your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider and the Standard Death Benefit will apply. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid
(without regard to the Full Surrender Value)
and
we will substitute this new contract value on the date of death for “remaining purchase payments” used in calculating earnings at death.
After a covered life change other than a spouse that continues the contract, all owners will be subject to all of the limitations and restrictions of the rider just as if they were purchasing a new contract; and the age of all owners at the time of the change will be used to determine the earnings at death percentage going forward. If any owner does not qualify for the rider on the basis of age, we will terminate the rider and the Standard Death Benefit will apply. If they do qualify for the rider on the basis of age, we will substitute the contract value on the date of the ownership change for remaining purchase payments used in calculating earnings at death.
For an example, please see Appendix
C
.

River Source Rava 5 Access Variable Annuity | Enhanced LegacySM Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		1.75%
Optional Benefit Expense (of Benefit Base), Current [Percent]		1.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Enhanced Legacy SM Benefit
Purpose of Benefit [Text Block]
Increases the
guaranteed death
benefit to the greater
of the MAV (i.e. the
highest anniversary
contract value
) and
ADB value (i.e
purchase payments
compounded at 5%),
adjusted for any partial
surrenders

Optional Benefit Expense (of Benefit Base), Maximum [Percent]		1.75%
Optional Benefit Expense (of Benefit Base), Current [Percent]		1.00%
Brief Restrictions / Limitations [Text Block]
•
Available to
owner
s age 75 and
younger
•
Must be elected at contract issue
•
Not available with any other death
benefit
rider
•
Subject to Investment Allocation
restrictions
•
No longer eligible to increase on
any contract anniversary following
your 81st (for ADB value) or 86
th
(for MAV) birthday
•
Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•
Annuitizing the Contract terminates
the benefit

Name of Benefit [Text Block]		Enhanced Legacy SM Benefit
Operation of Benefit [Text Block]
Enhanced Legacy
Benefit
The
Enhanced Legacy
Benefit is an optional death benefit that you can add to your contract for an additional charge. The
Enhanced Legacy
Benefit may not be purchased with
MAV, 5-year MAV or Benefit Protector Death Benefit riders.
Also,
loans will not be available if you purchase this optional benefit. This benefit is intended to provide additional guarantees that may increase the death benefit provided in the contract.
If you are age 75 or younger at contract issue, you may choose to add this rider to your contract. The rider will terminate upon assignment or a change in ownership of the contract unless the new assignee or owner meets the qualifications specified in the Assignment and Change of Ownership section below (does not apply to contracts issued in California).
The
Enhanced Legacy
Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.
contract value after any rider charges have been deducted; or
2.
the ROPP value; or
3.
the Accumulation Death Benefit (ADB) value; or
4.
the MAV.
The Accumulation Death Benefit (ADB) is a component of the death benefit that is based on purchase payments increased by 5% on each anniversary through age 80 (adjusted for partial surrenders).
For contracts issued in California, the following applies:
•
The benefits provided under this rider are only payable at the annuitant’s death and terms “you” or “your” refer to annuitant.
•
If the owner is a natural person, the owner and the annuitant must be the same at issue.
The key terms and provisions of the
Enhanced Legacy
Benefit are:
Covered Life Change:
is either the continuation of the contract by a spouse under the spouse's option to continue contract provision or, in all states except California, an ownership change where an owner after the ownership change was not an owner prior to the change.
Adjustments for Partial Surrenders:
Adjustments for partial surrenders are calculated for the ROPP value, ADB value and MAV separately for each partial surrender using the following formula:

a × b	where:
c

a	=	the amount the contract value is reduced by the partial surrender
b	=	the applicable ROPP value, ADB value or MAV on the date of (but prior to) the partial surrender
c	=	the contract value on the date of (but prior to) the partial surrender.
ROPP Value, ADB Value and MAV:
are the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value, ADB value and MAV. Adjustments for partial surrenders (as calculated above) will be subtracted from the ROPP value, ADB value and MAV. The ROPP value, ADB value and MAV cannot be withdrawn in a lump sum.
On each contract anniversary prior to your date of death the ADB value and MAV will be adjusted as follows:
1.
On the first contract anniversary, we increase the ADB value by 5%, multiplied by the ADB value as of 60 days after the contract date.
2.
On each contract anniversary after the first and prior to you reaching age 81, we increase the ADB value by 5%, multiplied by the prior contract anniversary’s ADB value.
3.
On each contract anniversary prior to you reaching age 86, the MAV will be increased to the contract value (after rider charges are deducted) if greater.
For a spouse who is age 75 or younger and continues the contract, the
Enhanced Legacy
Benefit will continue and the
ROPP value, ADB value and MAV are reset to the contract value on the date of continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract is continued, the
Enhanced Legacy Benefit
will terminate and
the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if the owner is age 75 or younger, the
Enhanced Legacy
Benefit will continue and the ROPP value, ADB value and MAV are reset on the valuation date we receive your written request for the covered life change to the lesser of the contract value on that date after any rider charges have been deducted, and the applicable ROPP value, ADB value and MAV on that date (but prior to the reset). If the owner is age 76 or older at the time of the covered life change, the
Enhanced Legacy
Benefit will terminate and the
Standard
Death Benefit will apply.
You should consider whether the
Enhanced Legacy
Benefit is appropriate for you because:
•
Investment Allocation Restrictions:
This rider requires 100% allocation of purchase payments and your contract value to approved investment options, which are currently Portfolio Stabilizer funds and for application dates on or
after 10/16/2023 certain Portfolio Navigator funds
. This means that you will not be able to allocate contract value to all of the subaccounts
 and GPAs,
that are available under the contract to contract owners who do not elect the rider.
(See
“Appendix A: Funds Available Under the
Enhanced Legacy
Benefit”
). You may allocate purchase payments to the
Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. We reserve the right to limit the number of investment option changes per contract year. We also reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund
(see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to the SEC or state insurance departments approval. (See “Substitution of Investments”).
•
Limitation on Purchase payments:
We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. This may limit your ability to increase the contract value and death benefit. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
Assignment and Change of Ownership
Joint ownership and joint annuitants are not allowed while this rider is in force. In all states, except California, this rider will continue and the benefit amount may be reset if there is an assignment or a change of ownership and the owner or assignee is age 75 or younger.  An assignment or change of ownership may also be made to a non-natural owner (e.g.
an individual ownership changed to an irrevocable trust) or to a revocable trust, with either holding for the sole benefit of the prior owner. Assignments and ownership changes other than these will terminate the rider.
For contracts issued in California, the benefits provided under this rider are only payable at the annuitant’s death. You may not change the annuitant while this rider is in force, unless you are the annuitant and your spouse becomes the owner and annuitant under the spousal continuation provision.
Termination of the Rider
The rider can only be terminated under the following circumstances:
1.
After the death benefit is payable, unless the spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
2.
For contracts issued in California, after the death benefit is payable, if you are not the annuitant, the rider will terminate.
3.
Certain assignment and ownership changes as described in the Assignment and Change of Ownership provision will terminate the rider (does not apply to contracts issued in California).
4.
On the annuitization start date the rider will terminate.
5.
In relation to certain increases to the annual rider fee as described in the
Enhanced Legacy
Benefit Charge
provision, your written request will terminate the rider.
6.
Reduction of the contract value to zero will terminate the rider.
7.
Termination of the contract for any reason will terminate the rider.
Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon your death.
Upon termination, this rider may not be reinstated.
For an example, please see Appendix
C
.

River Source Rava 5 Access Variable Annuity | Income Guide (no longer available for new enrollments effective July 1, 2026) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Income Guide (no longer available for new enrollments effective July 1, 2026)
Purpose of Benefit [Text Block]		Provides withdrawal monitoring and reporting to help you monitor your withdrawals with the goal of taking withdrawals over your lifetime
Brief Restrictions / Limitations [Text Block]
•
Contract
owner
s must be at least
age 50 and no older than age 85
•
Available only if the servicing
broker-dealer on your contract is
Ameriprise Financial Services, LLC
•
Not available if you are making
substantially equal withdrawals
•
Not available if you have more than
one systematic withdrawal program
in place
•
Systematic withdrawals must be set
up according to the all the terms of
Income Guide
•
Your contract cannot have any loans

Name of Benefit [Text Block]		Income Guide (no longer available for new enrollments effective July 1, 2026)
River Source Rava 5 Access Variable Annuity | Contract Value Equalsor Exceeds50000 [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]		$ 20
Administrative Expense, Current [Dollars]		$ 0
River Source Rava 5 Access Variable Annuity | Market Value Adjustment [Member]
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]
You could lose up to
100
% of the amount withdrawn from
a
GPA
as a result of a negative MVA.
For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to
$100,000
of your investment. This loss will be
greater if you also have to pay taxes and tax penalties.
The following transactions when applied to a GPA, which we refer to as
"early surrenders", are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease
it.

Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]		100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]
For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to
$100,000
of your investment. This loss will be
greater if you also have to pay taxes and tax penalties.
The following transactions when applied to a GPA, which we refer to as
"early surrenders", are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease
it.

Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment		$ 100,000
River Source Rava 5 Access Variable Annuity | Fixed Account [Member]
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the Special DCA
fixed account.
We credit interest daily on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state and
contract
issue year, but it will be shown on your
Contract
Data page and will not be lower than the
minimum allowed under state law. We back the principal and interest guarantees relating to the fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of
RiverSource Life
. Information
regarding each fixed account option, including (i) its name, (ii) its term, and (iii) its historical guaranteed
minimum
interest rates may be found in Appendix
A
to this prospectus.
Because of exemptive and exclusionary provisions, we have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the
Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in the fixed account are subject to the provisions of these Acts.
The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

River Source Rava 5 Access Variable Annuity | Special DCA Fixed Account [Member]
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the
Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first
Special DCA monthly transfer occurs one day after we receive your payment.
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. We will credit the Special DCA fixed account with interest on the date we receive your purchase payment, regardless of the length of the term you select. We reserve the right to declare different annual effective rates for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•
the Special DCA fixed account for a six month term;
•
the Special DCA fixed account for a twelve month term;
•
the approved investment options for the
Enhanced Legac
y Benefit;
•
to the subaccounts, unless you have elected the
Enhanced Legac
y Benefit.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the approved investment options, if the
Enhanced
Legac
y Benefit is elected, 2) in accordance with your investment instructions to us if the
Enhanced Legac
y Benefit is not
elected.
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For an example of how Special DCA dollar-cost averaging works, see table below showing the Special DCA fixed account for a six month term.
How Special dollar-cost averaging works

By spreading the investment over the term of the Special DCA		Date	SDCA Balance	Portion Transferred	Amount Transferred	Accumulation unit value	Number of units purchased
you automatically buy more units when the per unit market price is low		Jan 15th	$ 5,000.00
		Jan 16th	5,000.14	1/6	$ 833.36	$ 18	46.30
	→	Feb 16th	4,170.30	1/5	834.06	15	55.60
and fewer units when the per unit market price is high.		Mar 16th	3,338.79	1/4	834.70	19	43.93
		April 16th	2,506.20	1/3	835.40	17	49.14
	→	May 16th	1,672.17	1/2	836.09	21	39.81
		Jun 16th	836.79	1/1	836.79	20	41.84
You paid an average price of $18.11 per unit over the 6 months, while the average market price actually was $18.33.

River Source Rava 5 Access Variable Annuity | Special DCA Fixed Account [Member] | Point To Point 6 Months [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		Special DCA Fixed Account
Fixed Option Available, Term		6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]			2.40%	2.65%	3.00%	2.95%	1.00%	1.00%	1.00%
River Source Rava 5 Access Variable Annuity | Special DCA Fixed Account [Member] | Point To Point 1 Year [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		Special DCA Fixed Account
Fixed Option Available, Term		1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]			2.40%	2.65%	3.00%	2.95%	1.00%	1.00%	1.00%
River Source Rava 5 Access Variable Annuity | One Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		1 Year Guarantee Period Account
Fixed Option Available, Term		1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Two Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		2 Year Guarantee Period Account
Fixed Option Available, Term		2 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Three Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		3 Year Guarantee Period Account
Fixed Option Available, Term		3 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Four Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		4 Year Guarantee Period Account
Fixed Option Available, Term		4 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Five Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		5 Year Guarantee Period Account
Fixed Option Available, Term		5 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Six Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		6 Year Guarantee Period Account
Fixed Option Available, Term		6 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Seven Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		7 Year Guarantee Period Account
Fixed Option Available, Term		7 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Eight Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		8 Year Guarantee Period Account
Fixed Option Available, Term		8 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Nine Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		9 Year Guarantee Period Account
Fixed Option Available, Term		9 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Ten Year Guarantee Period Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		10 Year Guarantee Period Account
Fixed Option Available, Term		10 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.00%
River Source Rava 5 Access Variable Annuity | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]		Yes. You can lose money by investing in this Contract including loss of principal.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss.
Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

River Source Rava 5 Access Variable Annuity | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
•
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•
Surrenders may also be subject to taxes and tax penalties.
•
Surrenders from a
GPA
prior to 30 days before the end of the guarantee
period may also result in a negative MVA. During the 30-day period ending on the last day of the guarantee period, you may choose to start a new guarantee period of the same length, transfer the contract value from the current
GPA
to any of the investment options available under
the
Contract
, apply the contract value to an annuity payout plan, or
surrender the value from the current
GPA
(all subject to applicable
surrender, transfer, and annuitization provisions).
If we do not receive
any instructions by the end of the guarantee period, we will automatically transfer the contract value from the current
GPA
into the shortest
GPA
term available.
•
The benefits of tax deferral and long-term income mean the contract is generally more beneficial to investors with a long term investment horizon.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Short-Term Investment Risk.
This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income
mean that this contract is
more beneficial to investors with a long-term investment horizon.

River Source Rava 5 Access Variable Annuity | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•
Each investment option (including under the
GPAs
and any
Fixed Account
investment options) has its own unique risks.
•
You should review the investment options before making any investment decisions.

River Source Rava 5 Access Variable Annuity | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Withdrawal Risk.
You should carefully consider the risks associated with withdrawals under the contract.
If you make a
withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax.
A positive or
negative MVA is assessed if any portion of a Guarantee Period Account is surrendered or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of your investment in a GPA as a result of a negative MVA.
A withdrawal may reduce the value of your standard and optional benefits. A total withdrawal (surrender)
will result in the termination of your contract.

River Source Rava 5 Access Variable Annuity | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to us. Any obligations (including under the
Fixed Account
) or guarantees and benefits
of the Contract that exceed the assets of the
Separate Account
are subject
to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life, including our financial strength ratings, is available by contacting us at
1-800-862-7919
.

River Source Rava 5 Access Variable Annuity | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk.
We reserve the right to make certain changes in the future, subject to applicable law. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion.

River Source Rava 5 Access Variable Annuity | Subaccount Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Subaccount Risk.
Amounts that you invest in the subaccounts are subject to the risk of poor investment performance.
You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount.
You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
For risks associated with
any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below.

River Source Rava 5 Access Variable Annuity | GPA Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
GPA Risk.
Each GPA pays an interest rate declared by us when you make an allocation to that account and is fixed for the guarantee period you choose. We will periodically change the declared interest rate for future allocations to these accounts at our discretion based, in part, on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource
Life annuities, product design, competition, and RiverSource Life's revenues and expenses.
We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPA prior to 30 days before the end of the guarantee period. At all other times, and unless an exception applies, we will apply a MVA if you surrender or transfer contract value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. The MVA may be negative, positive or result in no change depending on how the guaranteed interest rate on your GPA compares to the new interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. You bear the risk of loss of principal due to a negative MVA. Partial surrenders will reduce certain death benefits proportionally based on the percentage of contract value that is withdrawn and if you request a partial surrender from the GPAs that will give you the net amount you requested after we apply any applicable MVA, a negative MVA will increase the impact of the partial surrender on the value of the death benefit.

River Source Rava 5 Access Variable Annuity | Purchase Payment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Purchase Payment Risk.
Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit or restrict purchase payments in certain contract years or based on age, and in conjunction with certain optional
death
benefit riders with advance notice. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.

River Source Rava 5 Access Variable Annuity | Financial Strength and ClaimsPaying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Financial Strength and Claims-Paying Ability Risk.
All guarantees under the contract that are paid from our general account
(including under any Fixed Account option)
are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.

River Source Rava 5 Access Variable Annuity | Cybersecurity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cybersecurity Risk.
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•
the corruption or destruction of data;
•
theft, misuse or dissemination of data to the public, including your information we hold; and
•
denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.

River Source Rava 5 Access Variable Annuity | Potential Adverse Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Potential Adverse Tax Consequences.
Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.

River Source Rava 5 Access Variable Annuity | Selection Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Selection Risk.
The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit
and if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.

River Source Rava 5 Access Variable Annuity | Investment Restrictions Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Investment Restrictions Risk.
Certain optional benefits limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.

River Source Rava 5 Access Variable Annuity | Managed Volatility Fund Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Managed Volatility Fund Risk.
The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like
death
benefits, because they reduce the incidence of extreme
outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. If you elect certain optional benefits under the contract, we require you to invest in these funds, which may limit your ability to increase your benefit. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.

[1]	This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
[2]	As a percentage of average daily contract value in the variable account. Includes the Mortality and Expense Fee and contract administrative charge.
[3]	As a percentage of Fund net assets.
[4]	As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is a percentage of average daily Contract value in the Variable Account. The Maximum is a percentage of the greater of Contract value or guaranteed death benefit.
[5]	Base Contract Expenses are called Mortality and Expense Risk Fees in the Contract and elsewhere in this prospectus.
[6]	Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select Subaccounts investing in Funds that have adopted 12b-1 plans than if you select Subaccounts investing in Funds that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
[7]	The following transactions when applied to a GPA, which we refer to as "early surrenders", are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
[8]	Not available for contracts with applications signed on or after 12/5/2022.
[9]	This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
[10]	This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.
[11]	Available for contracts with applications signed on or after 12/5/2022.